FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA U

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA U

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA U

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA U indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA U as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares	TA BlackRock Global Real Estate Securities Service Class
Access VP High Yield	TA BlackRock Government Money Market Service Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock iShares Edge 40 Service Class
Franklin Allocation Class 4 Shares	TA BlackRock Tactical Allocation Service Class
ProFund VP Asia 30	TA International Growth Service Class
ProFund VP Basic Materials	TA Janus Balanced Service Class
ProFund VP Bull	TA Janus Mid-Cap Growth Service Class
ProFund VP Consumer Services	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Emerging Markets	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Europe 30	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Falling U.S. Dollar	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Financials	TA JPMorgan Core Bond Service Class
ProFund VP Government Money Market	TA JPMorgan Enhanced Index Service Class
ProFund VP International	TA JPMorgan International Moderate Growth Service Class
ProFund VP Japan	TA JPMorgan Tactical Allocation Service Class
ProFund VP Mid-Cap	TA Legg Mason Dynamic Allocation - Balanced Service Class
ProFund VP NASDAQ-100	TA Legg Mason Dynamic Allocation - Growth Service Class
ProFund VP Oil & Gas	TA Managed Risk - Balanced ETF Service Class
ProFund VP Pharmaceuticals	TA Managed Risk - Conservative ETF Service Class
ProFund VP Precious Metals	TA Managed Risk - Growth ETF Service Class
ProFund VP Short Emerging Markets	TA Market Participation Strategy Service Class
ProFund VP Short International	TA Morgan Stanley Capital Growth Service Class
ProFund VP Short NASDAQ-100	TA Multi-Managed Balanced Service Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Balanced Service Class
ProFund VP Small-Cap	TA PIMCO Tactical - Conservative Service Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Growth Service Class
ProFund VP Telecommunications	TA PIMCO Total Return Service Class
ProFund VP U.S. Government Plus	TA QS Investors Active Asset Allocation - Conservative Service Class
ProFund VP UltraSmall-Cap	TA QS Investors Active Asset Allocation - Moderate Service Class
ProFund VP Utilities	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA Aegon High Yield Bond Service Class	TA Small/Mid Cap Value Service Class
TA Aegon Sustainable Equity Income Service Class	TA T. Rowe Price Small Cap Service Class
TA Aegon U.S. Government Securities Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA U based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA U in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA U since 2014.

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	111,473.702	$1,203,298	$1,167,130	$(1)	$1,167,129	500,720	$2.127387	$12.434044
Access VP High Yield	10,066.257	277,598	272,796	3	272,799	145,274	1.706313	10.546855
Fidelity® VIP Index 500 Service Class 2	23,062.173	4,878,529	8,457,591	(147)	8,457,444	2,358,197	3.107995	15.966348
Franklin Allocation Class 4 Shares	243,675.821	1,588,731	1,369,458	(12)	1,369,446	556,693	2.221897	12.016156
ProFund VP Asia 30	6,739.905	411,715	511,357	8	511,365	373,367	1.230660	16.427284
ProFund VP Basic Materials	4,103.337	256,006	284,607	(4)	284,603	191,473	1.335146	12.292112
ProFund VP Bull	8,168.342	411,764	485,036	1	485,037	230,439	1.900435	14.972434
ProFund VP Consumer Services	4,597.893	326,896	350,130	(1)	350,129	101,065	3.176817	17.024115
ProFund VP Emerging Markets	27,778.939	791,971	1,017,820	(26)	1,017,794	934,089	0.973523	15.702815
ProFund VP Europe 30	3,874.587	89,113	80,436	(3)	80,433	99,467	0.737928	9.808515
ProFund VP Falling U.S. Dollar	541.914	9,725	9,955	1	9,956	16,027	0.556711	9.452404
ProFund VP Financials	11,041.656	422,807	459,443	(8)	459,435	412,701	1.017315	12.042266
ProFund VP Government Money Market	3,758,217.494	3,758,217	3,758,217	(179)	3,758,038	4,282,505	0.781377	9.175736
ProFund VP International	20,512.641	394,664	420,919	16	420,935	496,478	0.763921	11.430765
ProFund VP Japan	878.810	46,275	55,936	2	55,938	49,826	0.998549	12.801661
ProFund VP Mid-Cap	25,564.021	520,950	463,987	(5)	463,982	235,386	1.784444	12.002632
ProFund VP NASDAQ-100	14,848.362	816,493	1,050,225	(10)	1,050,215	214,146	4.427962	22.732333
ProFund VP Oil & Gas	16,732.586	296,823	314,238	4	314,242	654,890	0.430466	4.923056
ProFund VP Pharmaceuticals	9,541.634	314,995	367,735	(8)	367,727	171,253	1.948433	11.829038
ProFund VP Precious Metals	10,302.572	292,267	318,246	(13)	318,233	458,292	0.625034	14.366470
ProFund VP Short Emerging Markets	1,258.176	52,217	29,190	(3)	29,187	200,442	0.131507	4.072997
ProFund VP Short International	611.540	25,796	17,753	(2)	17,751	70,417	0.200429	5.802667
ProFund VP Short NASDAQ-100	1,227.243	43,118	22,360	(4)	22,356	407,969	0.047543	2.749551
ProFund VP Short Small-Cap	757.699	38,366	20,920	1	20,921	210,999	0.089005	4.731863
ProFund VP Small-Cap	11,308.312	355,068	450,297	4	450,301	240,904	1.683825	12.552149
ProFund VP Small-Cap Value	11,811.891	468,421	501,060	(11)	501,049	286,785	1.577963	10.294392
ProFund VP Telecommunications	1,151.698	34,708	37,142	(4)	37,138	35,101	0.955023	8.767758
ProFund VP U.S. Government Plus	5,867.060	188,518	179,239	(1)	179,238	80,047	1.878273	13.335928
ProFund VP UltraSmall-Cap	8,651.193	175,394	200,794	(5)	200,789	97,225	1.858683	13.595466
ProFund VP Utilities	13,120.903	539,420	490,328	(8)	490,320	271,080	1.631160	12.356454
TA Aegon High Yield Bond Service Class	245,451.112	1,897,519	1,912,064	2	1,912,066	866,828	1.944780	11.206685
TA Aegon Sustainable Equity Income Service Class	398,651.951	7,958,280	7,028,234	11	7,028,245	3,059,503	1.836908	10.423650
TA Aegon U.S. Government Securities Service Class	466,274.424	5,513,448	5,627,932	37	5,627,969	3,960,187	1.217527	10.720822
TA BlackRock Global Real Estate Securities Service Class	259,409.369	3,275,258	2,954,673	(21)	2,954,652	1,243,688	1.723524	11.061968
TA BlackRock Government Money Market Service Class	4,404,414.856	4,404,414	4,404,415	(119)	4,404,296	4,665,627	0.828815	9.318255
TA BlackRock iShares Edge 40 Service Class	51,084.505	487,690	506,247	1	506,248	295,538	1.505123	11.873960
TA BlackRock Tactical Allocation Service Class	88,754.812	1,375,021	1,483,980	25	1,484,005	1,051,215	1.344100	12.731090
TA International Growth Service Class	245,250.492	1,984,289	2,359,310	14	2,359,324	1,531,393	1.387172	14.375223
TA Janus Balanced Service Class	91,981.557	1,489,598	1,672,225	6	1,672,231	876,615	1.751999	14.551783
TA Janus Mid-Cap Growth Service Class	125,668.988	4,098,609	5,157,455	22	5,157,477	1,422,189	3.185011	18.307848
TA JPMorgan Asset Allocation - Conservative Service Class	2,094,139.081	21,657,175	23,349,651	(188)	23,349,463	12,545,247	1.640475	12.248800
TA JPMorgan Asset Allocation - Growth Service Class	2,862,995.789	32,773,430	40,167,831	54	40,167,885	14,904,961	2.360392	15.504687

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA JPMorgan Asset Allocation - Moderate Service Class	5,148,896.605	$57,657,061	$64,979,075	$(152)	$64,978,923	30,693,828	$1.867129	$12.864991
TA JPMorgan Asset Allocation - Moderate Growth Service Class	12,829,112.441	148,102,513	167,676,500	34	167,676,534	71,825,110	2.053949	13.621274
TA JPMorgan Core Bond Service Class	242,005.417	3,414,257	3,545,379	8	3,545,387	2,190,689	1.431576	10.854568
TA JPMorgan Enhanced Index Service Class	179,632.767	3,309,045	4,304,001	(24)	4,303,977	1,246,517	3.012750	15.845675
TA JPMorgan International Moderate Growth Service Class	934,582.558	8,845,624	10,317,791	(125)	10,317,666	7,380,804	1.244941	12.935770
TA JPMorgan Tactical Allocation Service Class	218,405.348	3,310,086	3,719,443	1	3,719,444	2,455,965	1.328010	11.879027
TA Legg Mason Dynamic Allocation - Balanced Service Class	13,357.264	157,129	167,367	3	167,370	131,412	1.205698	11.102134
TA Legg Mason Dynamic Allocation - Growth Service Class	6,672.216	84,945	87,006	(1)	87,005	65,559	1.249170	11.075815
TA Managed Risk - Balanced ETF Service Class	64,751.831	778,670	836,594	15	836,609	548,353	1.386421	11.717576
TA Managed Risk - Conservative ETF Service Class	33,057.800	396,831	422,809	(9)	422,800	279,292	1.399388	11.348995
TA Managed Risk - Growth ETF Service Class	209,022.609	2,040,451	2,249,083	(17)	2,249,066	1,398,477	1.459140	12.237198
TA Market Participation Strategy Service Class	21,798.617	275,902	300,385	5	300,390	176,857	1.594847	13.875024
TA Morgan Stanley Capital Growth Service Class	440,099.422	8,118,328	16,424,510	(7)	16,424,503	2,072,931	6.988279	35.956528
TA Multi-Managed Balanced Service Class	1,326,778.008	18,779,737	22,051,050	44	22,051,094	7,255,083	2.671194	13.796716
TA PIMCO Tactical - Balanced Service Class	27,764.105	335,792	340,666	17	340,683	247,568	1.278579	12.236472
TA PIMCO Tactical - Conservative Service Class	39,535.879	476,936	486,687	7	486,694	368,826	1.215832	12.184871
TA PIMCO Tactical - Growth Service Class	43,286.093	496,337	512,940	(6)	512,934	376,662	1.262209	12.627765
TA PIMCO Total Return Service Class	652,377.213	7,493,704	7,802,431	29	7,802,460	4,808,736	1.423568	10.919700
TA QS Investors Active Asset Allocation - Conservative Service Class	86,647.552	946,782	966,120	14	966,134	714,364	1.267528	11.570888
TA QS Investors Active Asset Allocation - Moderate Service Class	76,639.653	841,917	881,356	(33)	881,323	674,614	1.224315	11.395744
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	102,833.390	1,121,789	1,108,544	1	1,108,545	810,629	1.280074	11.049955
TA Small/Mid Cap Value Service Class	743,828.007	13,622,255	13,812,886	10	13,812,896	3,369,635	3.465934	11.730886
TA T. Rowe Price Small Cap Service Class	256,883.634	3,776,009	4,498,032	(7)	4,498,025	971,311	4.073275	16.381921
TA WMC US Growth Service Class	490,830.266	13,412,736	20,786,662	(113)	20,786,549	4,518,623	4.045068	21.944158

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Balanced Wealth Strategy Class B Shares	Access VP High Yield	Fidelity® VIP Index 500 Service Class 2	Franklin Allocation Class 4 Shares	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,194,643	$295,335	$7,286,441	$1,549,711	$310,684

Investment Income:
Reinvested Dividends	29,243	19,388	146,870	42,076	891
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,712	5,500	106,033	19,485	5,855

Net Investment Income (Loss)	9,531	13,888	40,837	22,591	(4,964)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151,701	-	123,338	80,946	-
Realized Gain (Loss) on Investments	(17,661)	6,475	238,905	(45,670)	1,134

Net Realized Capital Gains (Losses) on Investments	134,040	6,475	362,243	35,276	1,134
Net Change in Unrealized Appreciation (Depreciation)	45,528	20,026	1,695,284	172,993	93,548

Net Gain (Loss) on Investment	179,568	26,501	2,057,527	208,269	94,682

Net Increase (Decrease) in Net Assets Resulting from Operations	189,099	40,389	2,098,364	230,860	89,718

Increase (Decrease) in Net Assets from Contract Transactions	(110,240)	(53,632)	(380,607)	(471,318)	229,746

Total Increase (Decrease) in Net Assets	78,859	(13,243)	1,717,757	(240,458)	319,464

Net Assets as of December 31, 2019:	$1,273,502	$282,092	$9,004,198	$1,309,253	$630,148

Investment Income:
Reinvested Dividends	25,469	14,160	119,290	16,978	4,241
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,137	3,715	98,671	18,185	6,046

Net Investment Income (Loss)	7,332	10,445	20,619	(1,207)	(1,805)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,293	-	29,447	327,155	38,660
Realized Gain (Loss) on Investments	(37,173)	(495)	983,545	(25,288)	6,979
Net Realized Capital Gains (Losses) on Investments	(880)	(495)	1,012,992	301,867	45,639
Net Change in Unrealized Appreciation (Depreciation)	68,816	(14,282)	(59,560)	(176,472)	53,320

Net Gain (Loss) on Investment	67,936	(14,777)	953,432	125,395	98,959

Net Increase (Decrease) in Net Assets Resulting from Operations	75,268	(4,332)	974,051	124,188	97,154

Increase (Decrease) in Net Assets from Contract Transactions	(181,641)	(4,961)	(1,520,805)	(63,995)	(215,937)

Total Increase (Decrease) in Net Assets	(106,373)	(9,293)	(546,754)	60,193	(118,783)

Net Assets as of December 31, 2020:	$1,167,129	$272,799	$8,457,444	$1,369,446	$511,365

See accompanying notes.
(1)See footnote 1	4

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Basic Materials	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Emerging Markets	ProFund VP Europe 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$270,799	$353,365	$242,989	$900,403	$114,627

Investment Income:
Reinvested Dividends	1,034	1,270	-	4,162	4,553
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,993	5,604	4,081	10,762	2,348

Net Investment Income (Loss)	(2,959)	(4,334)	(4,081)	(6,600)	2,205

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,038	8,246	11,965	-	-
Realized Gain (Loss) on Investments	(5,590)	(1,764)	11,765	9,865	(3,253)

Net Realized Capital Gains (Losses) on Investments	3,448	6,482	23,730	9,865	(3,253)
Net Change in Unrealized Appreciation (Depreciation)	49,674	81,940	35,127	162,243	23,791

Net Gain (Loss) on Investment	53,122	88,422	58,857	172,108	20,538

Net Increase (Decrease) in Net Assets Resulting from Operations	50,163	84,088	54,776	165,508	22,743

Increase (Decrease) in Net Assets from Contract Transactions	40,856	55,245	(25,032)	(86,813)	132,763

Total Increase (Decrease) in Net Assets	91,019	139,333	29,744	78,695	155,506

Net Assets as of December 31, 2019:	$361,818	$492,698	$272,733	$979,098	$270,133

Investment Income:
Reinvested Dividends	1,648	474	-	4,312	4,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,747	6,406	4,131	9,961	1,554

Net Investment Income (Loss)	(2,099)	(5,932)	(4,131)	(5,649)	3,141

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,833	26,229	91,020	-	-
Realized Gain (Loss) on Investments	(23,128)	16,569	8,523	40,887	(4,926)

Net Realized Capital Gains (Losses) on Investments	(3,295)	42,798	99,543	40,887	(4,926)
Net Change in Unrealized Appreciation (Depreciation)	7,240	26,680	(27,793)	144,860	(21,419)

Net Gain (Loss) on Investment	3,945	69,478	71,750	185,747	(26,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,846	63,546	67,619	180,098	(23,204)

Increase (Decrease) in Net Assets from Contract Transactions	(79,061)	(71,207)	9,777	(141,402)	(166,496)

Total Increase (Decrease) in Net Assets	(77,215)	(7,661)	77,396	38,696	(189,700)

Net Assets as of December 31, 2020:	$284,603	$485,037	$350,129	$1,017,794	$80,433

See accompanying notes.
(1)See footnote 1	5

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Falling U.S. Dollar	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$272,662	$478,685	$2,548,636	$362,951	$41,754

Investment Income:
Reinvested Dividends	57	2,827	8,202	1,083	63
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,080	8,060	13,207	5,414	1,152

Net Investment Income (Loss)	(1,023)	(5,233)	(5,005)	(4,331)	(1,089)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	26,557	-	-	-
Realized Gain (Loss) on Investments	(3,317)	15,084	-	(2,747)	5,034

Net Realized Capital Gains (Losses) on Investments	(3,317)	41,641	-	(2,747)	5,034
Net Change in Unrealized Appreciation (Depreciation)	52	101,354	-	74,030	18,697

Net Gain (Loss) on Investment	(3,265)	142,995	-	71,283	23,731

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,288)	137,762	(5,005)	66,952	22,642

Increase (Decrease) in Net Assets from Contract Transactions	(221,788)	61,780	(1,878,098)	(13,380)	95,462

Total Increase (Decrease) in Net Assets	(226,076)	199,542	(1,883,103)	53,572	118,104

Net Assets as of December 31, 2019:	$46,586	$678,227	$665,533	$416,523	$159,858

Investment Income:
Reinvested Dividends	32	3,125	753	1,892	137
Investment Expense:
Mortality and Expense Risk and Administrative Charges	211	6,889	35,046	4,962	619

Net Investment Income (Loss)	(179)	(3,764)	(34,293)	(3,070)	(482)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	33,970	-	-	-
Realized Gain (Loss) on Investments	(13,153)	3,464	-	(6,077)	12,228

Net Realized Capital Gains (Losses) on Investments	(13,153)	37,434	-	(6,077)	12,228
Net Change in Unrealized Appreciation (Depreciation)	1,131	(69,367)	-	21,678	(5,083)

Net Gain (Loss) on Investment	(12,022)	(31,933)	-	15,601	7,145

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,201)	(35,697)	(34,293)	12,531	6,663

Increase (Decrease) in Net Assets from Contract Transactions	(24,429)	(183,095)	3,126,798	(8,119)	(110,583)

Total Increase (Decrease) in Net Assets	(36,630)	(218,792)	3,092,505	4,412	(103,920)

Net Assets as of December 31, 2020:	$9,956	$459,435	$3,758,038	$420,935	$55,938

See accompanying notes.
(1)See footnote 1	6

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Mid-Cap	ProFund VP NASDAQ-100	ProFund VP Oil & Gas	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$523,610	$935,395	$420,002	$285,947	$183,594

Investment Income:
Reinvested Dividends	907	-	7,534	2,378	110
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,501	14,491	6,439	4,047	3,291

Net Investment Income (Loss)	(6,594)	(14,491)	1,095	(1,669)	(3,181)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,014	17,863	34,650	-
Realized Gain (Loss) on Investments	(107,739)	84,868	(46,720)	(4,412)	27,472

Net Realized Capital Gains (Losses) on Investments	(107,739)	91,882	(28,857)	30,238	27,472
Net Change in Unrealized Appreciation (Depreciation)	216,758	230,826	50,550	5,690	62,519

Net Gain (Loss) on Investment	109,019	322,708	21,693	35,928	89,991
Net Increase (Decrease) in Net Assets Resulting from Operations	102,425	308,217	22,788	34,259	86,810

Increase (Decrease) in Net Assets from Contract Transactions	(53,586)	(135,692)	28,915	(18,523)	(17,618)

Total Increase (Decrease) in Net Assets	48,839	172,525	51,703	15,736	69,192

Net Assets as of December 31, 2019:	$572,449	$1,107,920	$471,705	$301,683	$252,786

Investment Income:
Reinvested Dividends	3,725	-	7,526	369	999
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,244	13,501	4,043	4,574	5,079

Net Investment Income (Loss)	(1,519)	(13,501)	3,483	(4,205)	(4,080)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	115,002	66,901	3,328	-	-
Realized Gain (Loss) on Investments	(17,586)	182,096	(237,025)	(24,739)	199,455

Net Realized Capital Gains (Losses) on Investments	97,416	248,997	(233,697)	(24,739)	199,455
Net Change in Unrealized Appreciation (Depreciation)	(78,355)	69,075	45,796	73,178	(21,834)

Net Gain (Loss) on Investment	19,061	318,072	(187,901)	48,439	177,621
Net Increase (Decrease) in Net Assets Resulting from Operations	17,542	304,571	(184,418)	44,234	173,541

Increase (Decrease) in Net Assets from Contract Transactions	(126,009)	(362,276)	26,955	21,810	(108,094)

Total Increase (Decrease) in Net Assets	(108,467)	(57,705)	(157,463)	66,044	65,447

Net Assets as of December 31, 2020:	$463,982	$1,050,215	$314,242	$367,727	$318,233

See accompanying notes.
(1)See footnote 1	7

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short NASDAQ- 100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$54,088	$23,776	$125,630	$80,676	$355,702

Investment Income:
Reinvested Dividends	271	120	58	41	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	938	485	1,673	655	4,985

Net Investment Income (Loss)	(667)	(365)	(1,615)	(614)	(4,985)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,464	584	-	3,618	-
Realized Gain (Loss) on Investments	996	(820)	(34,011)	(2,514)	(16,873)

Net Realized Capital Gains (Losses) on Investments	5,460	(236)	(34,011)	1,104	(16,873)
Net Change in Unrealized Appreciation (Depreciation)	(15,719)	(4,437)	(17,348)	(14,977)	100,386

Net Gain (Loss) on Investment	(10,259)	(4,673)	(51,359)	(13,873)	83,513
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,926)	(5,038)	(52,974)	(14,487)	78,528

Increase (Decrease) in Net Assets from Contract Transactions	671	2,644	(34,048)	(34,529)	(86,122)

Total Increase (Decrease) in Net Assets	(10,255)	(2,394)	(87,022)	(49,016)	(7,594)

Net Assets as of December 31, 2019:	$43,833	$21,382	$38,608	$31,660	$348,108

Investment Income:
Reinvested Dividends	354	116	60	144	198
Investment Expense:
Mortality and Expense Risk and Administrative Charges	696	430	849	552	4,382

Net Investment Income (Loss)	(342)	(314)	(789)	(408)	(4,184)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	12,452
Realized Gain (Loss) on Investments	(7,053)	1,202	(37,584)	(5,405)	(34,136)

Net Realized Capital Gains (Losses) on Investments	(7,053)	1,202	(37,584)	(5,405)	(21,684)
Net Change in Unrealized Appreciation (Depreciation)	(9,156)	(3,474)	(4,296)	(7,002)	77,186

Net Gain (Loss) on Investment	(16,209)	(2,272)	(41,880)	(12,407)	55,502
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,551)	(2,586)	(42,669)	(12,815)	51,318

Increase (Decrease) in Net Assets from Contract Transactions	1,905	(1,045)	26,417	2,076	50,875

Total Increase (Decrease) in Net Assets	(14,646)	(3,631)	(16,252)	(10,739)	102,193

Net Assets as of December 31, 2020:	$29,187	$17,751	$22,356	$20,921	$450,301

See accompanying notes.
(1)See footnote 1	8

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Small-Cap Value	ProFund VP Telecommunications	ProFund VP U.S. Government Plus	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$259,915	$30,694	$182,750	$166,576	$571,239

Investment Income:
Reinvested Dividends	-	746	1,812	-	8,580
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,507	362	2,911	2,998	7,918

Net Investment Income (Loss)	(4,507)	384	(1,099)	(2,998)	662

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	32,216
Realized Gain (Loss) on Investments	(2,148)	(2,881)	33,668	10,725	12,899

Net Realized Capital Gains (Losses) on Investments	(2,148)	(2,881)	33,668	10,725	45,115
Net Change in Unrealized Appreciation (Depreciation)	63,828	6,215	3,658	75,490	66,729

Net Gain (Loss) on Investment	61,680	3,334	37,326	86,215	111,844

Net Increase (Decrease) in Net Assets Resulting from Operations	57,173	3,718	36,227	83,217	112,506

Increase (Decrease) in Net Assets from Contract Transactions	213,712	(11,437)	(57,164)	45,377	(82,566)

Total Increase (Decrease) in Net Assets	270,885	(7,719)	(20,937)	128,594	29,940

Net Assets as of December 31, 2019:	$530,800	$22,975	$161,813	$295,170	$601,179

Investment Income:
Reinvested Dividends	75	289	85	171	8,529
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,227	418	2,710	1,852	7,026

Net Investment Income (Loss)	(4,152)	(129)	(2,625)	(1,681)	1,503

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,900	-	13,310	20,318	119,035
Realized Gain (Loss) on Investments	(61,393)	(814)	29,242	(59,314)	(42,210)

Net Realized Capital Gains (Losses) on Investments	(26,493)	(814)	42,552	(38,996)	76,825
Net Change in Unrealized Appreciation (Depreciation)	21,069	3,950	(17,513)	31,462	(107,937)

Net Gain (Loss) on Investment	(5,424)	3,136	25,039	(7,534)	(31,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,576)	3,007	22,414	(9,215)	(29,609)

Increase (Decrease) in Net Assets from Contract Transactions	(20,175)	11,156	(4,989)	(85,166)	(81,250)

Total Increase (Decrease) in Net Assets	(29,751)	14,163	17,425	(94,381)	(110,859)

Net Assets as of December 31, 2020:	$501,049	$37,138	$179,238	$200,789	$490,320

See accompanying notes.
(1)See footnote 1	9

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Service Class	TA BlackRock Global Real Estate Securities Service Class	TA BlackRock Government Money Market Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$2,623,224	$7,514,968	$15,011,721	$3,146,850	$4,765,925

Investment Income:
Reinvested Dividends	135,483	176,389	149,198	20,544	71,630
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,760	110,622	136,741	47,077	57,009

Net Investment Income (Loss)	100,723	65,767	12,457	(26,533)	14,621

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,218,568	-	-	-
Realized Gain (Loss) on Investments	6,489	312,001	14,772	14,960	-

Net Realized Capital Gains (Losses) on Investments	6,489	1,530,569	14,772	14,960	-
Net Change in Unrealized Appreciation (Depreciation)	198,523	(10,019)	470,142	718,818	-

Net Gain (Loss) on Investment	205,012	1,520,550	484,914	733,778	-

Net Increase (Decrease) in Net Assets Resulting from Operations	305,735	1,586,317	497,371	707,245	14,621

Increase (Decrease) in Net Assets from Contract Transactions	(579,744)	(650,805)	(9,303,513)	(302,345)	(645,433)

Total Increase (Decrease) in Net Assets	(274,009)	935,512	(8,806,142)	404,900	(630,812)

Net Assets as of December 31, 2019:	$2,349,215	$8,450,480	$6,205,579	$3,551,750	$4,135,113

Investment Income:
Reinvested Dividends	112,997	183,138	134,192	315,947	10,039
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,878	90,852	156,165	37,888	60,630

Net Investment Income (Loss)	87,119	92,286	(21,973)	278,059	(50,591)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	816,956	11,099	191,708	-
Realized Gain (Loss) on Investments	(36,655)	(52,456)	649,418	(65,194)	-

Net Realized Capital Gains (Losses) on Investments	(36,655)	764,500	660,517	126,514	-
Net Change in Unrealized Appreciation (Depreciation)	(3,957)	(1,672,483)	118,056	(508,546)	-

Net Gain (Loss) on Investment	(40,612)	(907,983)	778,573	(382,032)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	46,507	(815,697)	756,600	(103,973)	(50,591)

Increase (Decrease) in Net Assets from Contract Transactions	(483,656)	(606,538)	(1,334,210)	(493,125)	319,774

Total Increase (Decrease) in Net Assets	(437,149)	(1,422,235)	(577,610)	(597,098)	269,183

Net Assets as of December 31, 2020:	$1,912,066	$7,028,245	$5,627,969	$2,954,652	$4,404,296

See accompanying notes.
(1)See footnote 1	10

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA BlackRock iShares Edge 40 Service Class	TA BlackRock Tactical Allocation Service Class	TA International Growth Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$580,671	$2,136,459	$1,988,143	$1,259,176	$3,821,175

Investment Income:
Reinvested Dividends	11,891	53,369	27,430	19,870	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,214	32,641	29,570	19,236	63,467

Net Investment Income (Loss)	3,677	20,728	(2,140)	634	(63,467)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	79,759	112,659	336,058	64,946	266,180
Realized Gain (Loss) on Investments	2,870	4,135	30,331	54,079	400,630

Net Realized Capital Gains (Losses) on Investments	82,629	116,794	366,389	119,025	666,810
Net Change in Unrealized Appreciation (Depreciation)	(10,017)	197,642	126,769	136,293	706,895

Net Gain (Loss) on Investment	72,612	314,436	493,158	255,318	1,373,705

Net Increase (Decrease) in Net Assets Resulting from Operations	76,289	335,164	491,018	255,952	1,310,238

Increase (Decrease) in Net Assets from Contract Transactions	(80,803)	(39,848)	(208,515)	(35,181)	(505,397)

Total Increase (Decrease) in Net Assets	(4,514)	295,316	282,503	220,771	804,841

Net Assets as of December 31, 2019:	$576,157	$2,431,775	$2,270,646	$1,479,947	$4,626,016

Investment Income:
Reinvested Dividends	11,972	31,540	39,924	22,168	1,752
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,229	27,048	26,669	19,863	58,641

Net Investment Income (Loss)	4,743	4,492	13,255	2,305	(56,889)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,788	100,323	-	61,191	379,078
Realized Gain (Loss) on Investments	(2,116)	38,002	(72,576)	74,146	155,427

Net Realized Capital Gains (Losses) on Investments	1,672	138,325	(72,576)	135,337	534,505
Net Change in Unrealized Appreciation (Depreciation)	32,449	27,943	383,344	31,593	227,424

Net Gain (Loss) on Investment	34,121	166,268	310,768	166,930	761,929

Net Increase (Decrease) in Net Assets Resulting from Operations	38,864	170,760	324,023	169,235	705,040

Increase (Decrease) in Net Assets from Contract Transactions	(108,773)	(1,118,530)	(235,345)	23,049	(173,579)

Total Increase (Decrease) in Net Assets	(69,909)	(947,770)	88,678	192,284	531,461

Net Assets as of December 31, 2020:	$506,248	$1,484,005	$2,359,324	$1,672,231	$5,157,477

See accompanying notes.
(1)See footnote 1	11

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$26,356,321	$33,358,951	$68,661,261	$163,352,079	$3,131,097

Investment Income:
Reinvested Dividends	570,260	524,951	1,334,359	3,258,311	72,589
Investment Expense:
Mortality and Expense Risk and Administrative Charges	343,504	496,092	954,366	2,364,980	44,470

Net Investment Income (Loss)	226,756	28,859	379,993	893,331	28,119

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	901,088	3,285,889	3,898,178	14,345,253	-
Realized Gain (Loss) on Investments	(10,280)	2,128,853	1,985,578	3,896,277	5,564

Net Realized Capital Gains (Losses) on Investments	890,808	5,414,742	5,883,756	18,241,530	5,564
Net Change in Unrealized Appreciation (Depreciation)	1,725,330	2,146,042	3,072,926	8,857,901	173,178

Net Gain (Loss) on Investment	2,616,138	7,560,784	8,956,682	27,099,431	178,742

Net Increase (Decrease) in Net Assets Resulting from Operations	2,842,894	7,589,643	9,336,675	27,992,762	206,861

Increase (Decrease) in Net Assets from Contract Transactions	(5,448,263)	(4,428,463)	(9,271,457)	(19,550,004)	(49,943)

Total Increase (Decrease) in Net Assets	(2,605,369)	3,161,180	65,218	8,442,758	156,918

Net Assets as of December 31, 2019:	$23,750,952	$36,520,131	$68,726,479	$171,794,837	$3,288,015

Investment Income:
Reinvested Dividends	511,576	494,178	1,216,195	2,778,966	101,944
Investment Expense:
Mortality and Expense Risk and Administrative Charges	311,867	457,427	859,215	2,144,984	45,642

Net Investment Income (Loss)	199,709	36,751	356,980	633,982	56,302

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	560,914	2,688,509	1,874,733	8,035,353	7,621
Realized Gain (Loss) on Investments	(143,773)	971,146	1,906,697	3,387,755	38,967

Net Realized Capital Gains (Losses) on Investments	417,141	3,659,655	3,781,430	11,423,108	46,588
Net Change in Unrealized Appreciation (Depreciation)	1,438,896	3,068,596	1,922,799	5,972,723	60,355

Net Gain (Loss) on Investment	1,856,037	6,728,251	5,704,229	17,395,831	106,943

Net Increase (Decrease) in Net Assets Resulting from Operations	2,055,746	6,765,002	6,061,209	18,029,813	163,245

Increase (Decrease) in Net Assets from Contract Transactions	(2,457,235)	(3,117,248)	(9,808,765)	(22,148,116)	94,127

Total Increase (Decrease) in Net Assets	(401,489)	3,647,754	(3,747,556)	(4,118,303)	257,372

Net Assets as of December 31, 2020:	$23,349,463	$40,167,885	$64,978,923	$167,676,534	$3,545,387

See accompanying notes.
(1)See footnote 1	12

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$3,710,594	$11,149,334	$3,526,385	$379,563

Investment Income:
Reinvested Dividends	35,053	226,486	73,028	2,635
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,548	147,866	48,868	3,034

Net Investment Income (Loss)	(16,495)	78,620	24,160	(399)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	432,663	908,858	43,582	4,172
Realized Gain (Loss) on Investments	242,003	256,549	73,801	18,448

Net Realized Capital Gains (Losses) on Investments	674,666	1,165,407	117,383	22,620
Net Change in Unrealized Appreciation (Depreciation)	328,169	376,475	210,746	11,408

Net Gain (Loss) on Investment	1,002,835	1,541,882	328,129	34,028

Net Increase (Decrease) in Net Assets Resulting from Operations	986,340	1,620,502	352,289	33,629

Increase (Decrease) in Net Assets from Contract Transactions	(670,584)	(1,990,977)	(406,295)	(244,660)

Total Increase (Decrease) in Net Assets	315,756	(370,475)	(54,006)	(211,031)

Net Assets as of December 31, 2019:	$4,026,350	$10,778,859	$3,472,379	$168,532

Investment Income:
Reinvested Dividends	46,446	235,151	71,094	2,710
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,958	125,933	47,372	2,402

Net Investment Income (Loss)	(3,512)	109,218	23,722	308

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	298,110	875	81,328	2,044
Realized Gain (Loss) on Investments	99,312	154,803	53,023	2,348

Net Realized Capital Gains (Losses) on Investments	397,422	155,678	134,351	4,392
Net Change in Unrealized Appreciation (Depreciation)	214,193	846,263	185,150	(7,704)

Net Gain (Loss) on Investment	611,615	1,001,941	319,501	(3,312)

Net Increase (Decrease) in Net Assets Resulting from Operations	608,103	1,111,159	343,223	(3,004)

Increase (Decrease) in Net Assets from Contract Transactions	(330,476)	(1,572,352)	(96,158)	1,842

Total Increase (Decrease) in Net Assets	277,627	(461,193)	247,065	(1,162)

Net Assets as of December 31, 2020:	$4,303,977	$10,317,666	$3,719,444	$167,370

See accompanying notes.
(1)See footnote 1	13

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$48,222	$769,810	$1,157,461	$2,793,506

Investment Income:
Reinvested Dividends	713	18,889	19,119	45,359
Investment Expense:
Mortality and Expense Risk and Administrative Charges	639	12,353	13,245	36,853

Net Investment Income (Loss)	74	6,536	5,874	8,506

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,793	25,163	45,846	225,659
Realized Gain (Loss) on Investments	129	5,237	8,166	62,315

Net Realized Capital Gains (Losses) on Investments	1,922	30,400	54,012	287,974
Net Change in Unrealized Appreciation (Depreciation)	5,031	76,323	43,541	147,727

Net Gain (Loss) on Investment	6,953	106,723	97,553	435,701

Net Increase (Decrease) in Net Assets Resulting from Operations	7,027	113,259	103,427	444,207

Increase (Decrease) in Net Assets from Contract Transactions	(7,989)	108,810	(332,803)	(591,816)

Total Increase (Decrease) in Net Assets	(962)	222,069	(229,376)	(147,609)

Net Assets as of December 31, 2019:	$47,260	$991,879	$928,085	$2,645,897

Investment Income:
Reinvested Dividends	2,051	19,071	11,536	49,373
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,070	12,324	10,290	32,359

Net Investment Income (Loss)	981	6,747	1,246	17,014

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,378	11,728	1,798	66,385
Realized Gain (Loss) on Investments	(1,884)	6,825	31,997	10,108

Net Realized Capital Gains (Losses) on Investments	(506)	18,553	33,795	76,493
Net Change in Unrealized Appreciation (Depreciation)	1,251	(7,533)	(8,862)	(56,001)

Net Gain (Loss) on Investment	745	11,020	24,933	20,492

Net Increase (Decrease) in Net Assets Resulting from Operations	1,726	17,767	26,179	37,506

Increase (Decrease) in Net Assets from Contract Transactions	38,019	(173,037)	(531,464)	(434,337)

Total Increase (Decrease) in Net Assets	39,745	(155,270)	(505,285)	(396,831)

Net Assets as of December 31, 2020:	$87,005	$836,609	$422,800	$2,249,066

See accompanying notes.
(1)See footnote 1	14

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Service Class	TA Multi-Managed Balanced Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$155,460	$4,375,580	$18,787,030	$343,737	$477,397

Investment Income:
Reinvested Dividends	1,518	-	261,374	515	486
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,163	83,904	257,347	4,930	7,521

Net Investment Income (Loss)	(645)	(83,904)	4,027	(4,415)	(7,035)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,125	456,658	1,166,936	-	-
Realized Gain (Loss) on Investments	199	99,030	526,171	(1,203)	18,234

Net Realized Capital Gains (Losses) on Investments	25,324	555,688	1,693,107	(1,203)	18,234
Net Change in Unrealized Appreciation (Depreciation)	1,055	757,670	1,756,322	64,660	71,776

Net Gain (Loss) on Investment	26,379	1,313,358	3,449,429	63,457	90,010

Net Increase (Decrease) in Net Assets Resulting from Operations	25,734	1,229,454	3,453,456	59,042	82,975

Increase (Decrease) in Net Assets from Contract Transactions	(9,456)	4,193,629	(3,374,806)	(76,393)	7,376

Total Increase (Decrease) in Net Assets	16,278	5,423,083	78,650	(17,351)	90,351

Net Assets as of December 31, 2019:	$171,738	$9,798,663	$18,865,680	$326,386	$567,748

Investment Income:
Reinvested Dividends	2,629	-	272,272	13,144	9,175
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,723	172,061	272,039	4,780	8,220

Net Investment Income (Loss)	(94)	(172,061)	233	8,364	955

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,202	521,011	822,874	25,633	42,568
Realized Gain (Loss) on Investments	4,839	1,093,124	245,063	675	28,680

Net Realized Capital Gains (Losses) on Investments	8,041	1,614,135	1,067,937	26,308	71,248
Net Change in Unrealized Appreciation (Depreciation)	29,819	7,788,402	1,518,194	(11,953)	(46,124)

Net Gain (Loss) on Investment	37,860	9,402,537	2,586,131	14,355	25,124

Net Increase (Decrease) in Net Assets Resulting from Operations	37,766	9,230,476	2,586,364	22,719	26,079

Increase (Decrease) in Net Assets from Contract Transactions	90,886	(2,604,636)	599,050	(8,422)	(107,133)

Total Increase (Decrease) in Net Assets	128,652	6,625,840	3,185,414	14,297	(81,054)

Net Assets as of December 31, 2020:	$300,390	$16,424,503	$22,051,094	$340,683	$486,694

See accompanying notes.
(1)See footnote 1	15

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$255,722	$8,276,461	$782,653	$650,574

Investment Income:
Reinvested Dividends	-	192,643	16,104	16,910
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,520	114,373	11,211	12,685

Net Investment Income (Loss)	(3,520)	78,270	4,893	4,225

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	60,977	63,936
Realized Gain (Loss) on Investments	807	(6,426)	22	3,344

Net Realized Capital Gains (Losses) on Investments	807	(6,426)	60,999	67,280
Net Change in Unrealized Appreciation (Depreciation)	49,201	472,652	9,114	9,619

Net Gain (Loss) on Investment	50,008	466,226	70,113	76,899

Net Increase (Decrease) in Net Assets Resulting from Operations	46,488	544,496	75,006	81,124

Increase (Decrease) in Net Assets from Contract Transactions	(59,374)	(178,069)	(26,436)	192,315

Total Increase (Decrease) in Net Assets	(12,886)	366,427	48,570	273,439

Net Assets as of December 31, 2019:	$242,836	$8,642,888	$831,223	$924,013

Investment Income:
Reinvested Dividends	9,911	318,372	18,927	16,170
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,244	109,202	12,947	11,349

Net Investment Income (Loss)	5,667	209,170	5,980	4,821

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,988	34,902	13,975	16,003
Realized Gain (Loss) on Investments	4,234	61,250	7,262	(18,075)

Net Realized Capital Gains (Losses) on Investments	25,222	96,152	21,237	(2,072)
Net Change in Unrealized Appreciation (Depreciation)	(8)	149,110	33,150	928

Net Gain (Loss) on Investment	25,214	245,262	54,387	(1,144)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,881	454,432	60,367	3,677

Increase (Decrease) in Net Assets from Contract Transactions	239,217	(1,294,860)	74,544	(46,367)

Total Increase (Decrease) in Net Assets	270,098	(840,428)	134,911	(42,690)

Net Assets as of December 31, 2020:	$512,934	$7,802,460	$966,134	$881,323

See accompanying notes.
(1)See footnote 1	16

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Service Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,228,504	$13,262,561	$3,438,614	$14,010,017

Investment Income:
Reinvested Dividends	21,428	108,075	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,953	201,109	55,944	230,489

Net Investment Income (Loss)	3,475	(93,034)	(55,944)	(230,489)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,009	1,149,591	470,038	1,424,943
Realized Gain (Loss) on Investments	1,937	(366,133)	47,952	557,511

Net Realized Capital Gains (Losses) on Investments	86,946	783,458	517,990	1,982,454
Net Change in Unrealized Appreciation (Depreciation)	29,298	2,297,387	566,024	3,362,238

Net Gain (Loss) on Investment	116,244	3,080,845	1,084,014	5,344,692

Net Increase (Decrease) in Net Assets Resulting from Operations	119,719	2,987,811	1,028,070	5,114,203

Increase (Decrease) in Net Assets from Contract Transactions	(71,555)	(1,144,746)	(178,751)	(1,264,148)

Total Increase (Decrease) in Net Assets	48,164	1,843,065	849,319	3,850,055

Net Assets as of December 31, 2019:	$1,276,668	$15,105,626	$4,287,933	$17,860,072

Investment Income:
Reinvested Dividends	20,121	115,707	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,362	162,209	50,065	256,239

Net Investment Income (Loss)	4,759	(46,502)	(50,065)	(256,239)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,108	503,779	264,341	1,482,340
Realized Gain (Loss) on Investments	(8,407)	(838,599)	(83,943)	1,266,222

Net Realized Capital Gains (Losses) on Investments	13,701	(334,820)	180,398	2,748,562
Net Change in Unrealized Appreciation (Depreciation)	(64,560)	403,073	474,672	3,108,673

Net Gain (Loss) on Investment	(50,859)	68,253	655,070	5,857,235

Net Increase (Decrease) in Net Assets Resulting from Operations	(46,100)	21,751	605,005	5,600,996

Increase (Decrease) in Net Assets from Contract Transactions	(122,023)	(1,314,481)	(394,913)	(2,674,519)

Total Increase (Decrease) in Net Assets	(168,123)	(1,292,730)	210,092	2,926,477

Net Assets as of December 31, 2020:	$1,108,545	$13,812,896	$4,498,025	$20,786,549

See accompanying notes.
(1)See footnote 1	17

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC). The Separate Account was formerly a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC). Effective October 1, 2020, TPLIC merged into TLIC. The merger did not affect the assets or liabilities of the Separate Account. TLIC is an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount
AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares
Access One Trust
Access VP High Yield
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares
ProFunds
ProFund VP Asia 30
ProFund VP Basic Materials
ProFund VP Bull
ProFund VP Consumer Services
ProFund VP Emerging Markets
ProFund VP Europe 30
ProFund VP Falling U.S. Dollar
ProFund VP Financials
ProFund VP Government Money Market
ProFund VP International
ProFund VP Japan
ProFund VP Mid-Cap
ProFund VP NASDAQ-100
ProFund VP Oil & Gas
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Short Emerging Markets
ProFund VP Short International
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP U.S. Government Plus

Mutual Fund
AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Portfolio Class B Shares
Access One Trust
Access VP High Yield FundSM
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Fund Class 4 Shares
ProFunds
ProFund VP Asia 30
ProFund VP Basic Materials
ProFund VP Bull
ProFund VP Consumer Services
ProFund VP Emerging Markets
ProFund VP Europe 30
ProFund VP Falling U.S. Dollar
ProFund VP Financials
ProFund VP Government Money Market
ProFund VP International
ProFund VP Japan
ProFund VP Mid-Cap
ProFund VP NASDAQ-100
ProFund VP Oil & Gas
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Short Emerging Markets
ProFund VP Short International
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP U.S. Government Plus

18

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk -Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

19

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA T. Rowe Price Small Cap Service Class	Transamerica T.Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Service Class	TA Greystone International Growth Service Class

20

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

21

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$89,417	$227,432
Access VP High Yield	18,625	13,141
Fidelity® VIP Index 500 Service Class 2	840,514	2,311,245
Franklin Allocation Class 4 Shares	344,176	82,222
ProFund VP Asia 30	506,139	685,221
ProFund VP Basic Materials	785,276	846,601
ProFund VP Bull	145,468	196,379
ProFund VP Consumer Services	163,038	66,372
ProFund VP Emerging Markets	609,718	756,769
ProFund VP Europe 30	711,029	874,384
ProFund VP Falling U.S. Dollar	548,286	572,894
ProFund VP Financials	180,721	333,609
ProFund VP Government Money Market	6,861,551	3,769,015
ProFund VP International	17,634	28,820
ProFund VP Japan	46,728	157,794
ProFund VP Mid-Cap	156,857	169,382
ProFund VP NASDAQ-100	641,550	950,417
ProFund VP Oil & Gas	1,028,540	994,776
ProFund VP Pharmaceuticals	131,626	114,018
ProFund VP Precious Metals	856,985	969,153
ProFund VP Short Emerging Markets	131,333	129,770
ProFund VP Short International	305,377	306,737
ProFund VP Short NASDAQ-100	824,953	799,325
ProFund VP Short Small-Cap	326,952	325,284
ProFund VP Small-Cap	219,034	159,894
ProFund VP Small-Cap Value	536,897	526,325
ProFund VP Telecommunications	16,390	5,362
ProFund VP U.S. Government Plus	347,961	342,266
ProFund VP UltraSmall-Cap	66,090	132,619
ProFund VP Utilities	588,839	549,554
TA Aegon High Yield Bond Service Class	389,860	786,395
TA Aegon Sustainable Equity Income Service Class	1,772,781	1,470,079
TA Aegon U.S. Government Securities Service Class	20,047,985	21,393,086
TA BlackRock Global Real Estate Securities Service Class	733,382	756,741
TA BlackRock Government Money Market Service Class	3,932,671	3,663,516
TA BlackRock iShares Edge 40 Service Class	37,940	138,182

22

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock Tactical Allocation Service Class	$540,408	$1,554,129
TA International Growth Service Class	337,988	560,079
TA Janus Balanced Service Class	609,673	523,127
TA Janus Mid-Cap Growth Service Class	1,166,509	1,017,900
TA JPMorgan Asset Allocation - Conservative Service Class	2,193,022	3,889,573
TA JPMorgan Asset Allocation - Growth Service Class	6,825,458	7,217,436
TA JPMorgan Asset Allocation - Moderate Service Class	4,578,810	12,155,688
TA JPMorgan Asset Allocation - Moderate Growth Service Class	17,090,196	30,568,937
TA JPMorgan Core Bond Service Class	1,168,153	1,010,104
TA JPMorgan Enhanced Index Service Class	556,298	592,176
TA JPMorgan International Moderate Growth Service Class	751,727	2,213,991
TA JPMorgan Tactical Allocation Service Class	622,863	613,971
TA Legg Mason Dynamic Allocation - Balanced Service Class	48,953	44,759
TA Legg Mason Dynamic Allocation - Growth Service Class	86,729	46,351
TA Managed Risk - Balanced ETF Service Class	46,032	200,595
TA Managed Risk - Conservative ETF Service Class	49,168	577,587
TA Managed Risk - Growth ETF Service Class	208,219	559,156
TA Market Participation Strategy Service Class	183,562	89,570
TA Morgan Stanley Capital Growth Service Class	1,773,128	4,028,815
TA Multi-Managed Balanced Service Class	4,396,105	2,973,925
TA PIMCO Tactical - Balanced Service Class	187,153	161,579
TA PIMCO Tactical - Conservative Service Class	401,341	464,950
TA PIMCO Tactical - Growth Service Class	388,413	122,540
TA PIMCO Total Return Service Class	1,635,357	2,686,168
TA QS Investors Active Asset Allocation - Conservative Service Class	288,924	194,426
TA QS Investors Active Asset Allocation - Moderate Service Class	324,954	350,497
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	126,466	221,617
TA Small/Mid Cap Value Service Class	2,057,907	2,915,114
TA T. Rowe Price Small Cap Service Class	1,081,151	1,261,785
TA WMC US Growth Service Class	2,714,207	4,162,597

23

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	13,579	(100,151)	(86,572)	3,785	(57,930)	(54,145)
Access VP High Yield	2,556	(5,322)	(2,766)	123,559	(147,062)	(23,503)
Fidelity® VIP Index 500 Service Class 2	233,032	(796,391)	(563,359)	69,785	(208,464)	(138,679)
Franklin Allocation Class 4 Shares	23	(29,609)	(29,586)	-	(231,157)	(231,157)
ProFund VP Asia 30	459,115	(702,095)	(242,980)	866,121	(629,933)	236,188
ProFund VP Basic Materials	673,556	(761,567)	(88,011)	131,885	(95,657)	36,228
ProFund VP Bull	66,349	(104,667)	(38,318)	179,842	(156,863)	22,979
ProFund VP Consumer Services	24,622	(23,057)	1,565	8,022	(17,390)	(9,368)
ProFund VP Emerging Markets	714,526	(907,590)	(193,064)	1,936,931	(2,078,291)	(141,360)
ProFund VP Europe 30	904,904	(1,099,623)	(194,719)	1,472,987	(1,325,516)	147,471
ProFund VP Falling U.S. Dollar	930,215	(991,349)	(61,134)	2,389,561	(2,747,126)	(357,565)
ProFund VP Financials	156,067	(332,093)	(176,026)	122,423	(67,479)	54,944
ProFund VP Government Money Market	7,756,520	(4,231,290)	3,525,230	3,004,689	(5,140,724)	(2,136,035)
ProFund VP International	22,097	(34,034)	(11,937)	189,374	(202,550)	(13,176)
ProFund VP Japan	52,491	(165,607)	(113,116)	824,111	(711,640)	112,471
ProFund VP Mid-Cap	21,397	(101,921)	(80,524)	256,034	(293,478)	(37,444)
ProFund VP NASDAQ-100	150,718	(262,119)	(111,401)	174,803	(219,877)	(45,074)
ProFund VP Oil & Gas	2,126,510	(2,108,006)	18,504	1,359,560	(1,332,549)	27,011
ProFund VP Pharmaceuticals	76,200	(61,248)	14,952	11,096	(21,097)	(10,001)
ProFund VP Precious Metals	1,535,252	(1,523,169)	12,083	2,218,365	(2,239,122)	(20,757)
ProFund VP Short Emerging Markets	539,858	(542,044)	(2,186)	3,301,252	(3,293,564)	7,688
ProFund VP Short International	880,431	(879,485)	946	1,928,077	(1,921,612)	6,465
ProFund VP Short NASDAQ-100	8,899,498	(8,889,400)	10,098	13,155,476	(13,688,265)	(532,789)
ProFund VP Short Small-Cap	1,975,345	(1,978,849)	(3,504)	1,332,199	(1,549,446)	(217,247)
ProFund VP Small-Cap	160,281	(134,824)	25,457	296,288	(349,800)	(53,512)
ProFund VP Small-Cap Value	356,012	(371,981)	(15,969)	348,206	(225,159)	123,047
ProFund VP Telecommunications	18,040	(5,232)	12,808	-	(11,460)	(11,460)

24

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP U.S. Government Plus	131,497	(137,545)	(6,048)	424,135	(451,385)	(27,250)
ProFund VP UltraSmall-Cap	34,799	(101,201)	(66,402)	164,065	(134,887)	29,178
ProFund VP Utilities	270,194	(319,623)	(49,429)	54,163	(101,812)	(47,649)
TA Aegon High Yield Bond Service Class	137,651	(370,249)	(232,598)	250,199	(531,391)	(281,192)
TA Aegon Sustainable Equity Income Service Class	386,046	(679,578)	(293,532)	311,609	(588,278)	(276,669)
TA Aegon U.S. Government Securities Service Class	14,372,990	(15,107,396)	(734,406)	1,682,892	(8,920,878)	(7,237,986)
TA BlackRock Global Real Estate Securities Service Class	112,834	(337,548)	(224,714)	93,919	(227,931)	(134,012)
TA BlackRock Government Money Market Service Class	4,123,209	(3,785,733)	337,476	2,627,408	(3,323,378)	(695,970)
TA BlackRock iShares Edge 40 Service Class	14,154	(81,627)	(67,473)	22,948	(75,083)	(52,135)
TA BlackRock Tactical Allocation Service Class	316,697	(1,185,615)	(868,918)	184,643	(212,263)	(27,620)
TA International Growth Service Class	250,231	(473,402)	(223,171)	353,926	(530,154)	(176,228)
TA Janus Balanced Service Class	299,512	(297,243)	2,269	160,804	(180,096)	(19,292)
TA Janus Mid-Cap Growth Service Class	265,987	(340,114)	(74,127)	387,813	(551,928)	(164,115)
TA JPMorgan Asset Allocation-Conservative Service Class	685,370	(2,133,977)	(1,448,607)	269,249	(3,658,675)	(3,389,426)
TA JPMorgan Asset Allocation-Growth Service Class	1,768,516	(3,490,736)	(1,722,220)	1,258,436	(3,491,353)	(2,232,917)
TA JPMorgan Asset Allocation-Moderate Service Class	816,857	(6,093,965)	(5,277,108)	1,200,044	(6,421,676)	(5,221,632)
TA JPMorgan Asset Allocation-Moderate Growth Service Class	3,265,695	(14,630,532)	(11,364,837)	1,774,073	(12,030,644)	(10,256,571)
TA JPMorgan Core Bond Service Class	663,058	(610,022)	53,036	257,032	(294,320)	(37,288)
TA JPMorgan Enhanced Index Service Class	76,925	(210,998)	(134,073)	19,785	(280,229)	(260,444)
TA JPMorgan International Moderate Growth Service Class	448,521	(1,780,345)	(1,331,824)	268,571	(2,019,207)	(1,750,636)
TA JPMorgan Tactical Allocation Service Class	337,411	(417,625)	(80,214)	340,322	(649,339)	(309,017)
TA Legg Mason Dynamic Allocation-Balanced Service Class	36,521	(34,609)	1,912	12,211	(213,755)	(201,544)
TA Legg Mason Dynamic Allocation-Growth Service Class	65,532	(33,958)	31,574	1,230	(7,237)	(6,007)
TA Managed Risk-Balanced ETF Service Class	10,843	(131,438)	(120,595)	146,581	(70,711)	75,870
TA Managed Risk-Conservative ETF Service Class	26,952	(377,285)	(350,333)	117	(238,690)	(238,573)
TA Managed Risk-Growth ETF Service Class	65,512	(358,857)	(293,345)	34,954	(444,864)	(409,910)
TA Market Participation Strategy Service Class	111,329	(54,022)	57,307	3,284	(10,337)	(7,053)

25

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Morgan Stanley Capital Growth Service Class	248,314	(825,003)	(576,689)	1,439,822	(232,648)	1,207,174
TA Multi-Managed Balanced Service Class	1,216,464	(1,042,606)	173,858	537,401	(1,903,545)	(1,366,144)
TA PIMCO Tactical-Balanced Service Class	114,951	(120,061)	(5,110)	19,438	(80,641)	(61,203)
TA PIMCO Tactical-Conservative Service Class	283,178	(381,869)	(98,691)	297,436	(283,095)	14,341
TA PIMCO Tactical-Growth Service Class	282,043	(95,675)	186,368	6,230	(56,645)	(50,415)
TA PIMCO Total Return Service Class	843,862	(1,660,686)	(816,824)	1,081,365	(1,208,771)	(127,406)
TA QS Investors Active Asset Allocation-Conservative Service Class	211,706	(142,138)	69,568	1,750	(22,854)	(21,104)
TA QS Investors Active Asset Allocation-Moderate Service Class	242,415	(288,641)	(46,226)	221,885	(55,859)	166,026
TA QS Investors Active Asset Allocation-Moderate Growth Service Class	67,464	(157,842)	(90,378)	51,115	(102,067)	(50,952)
TA Small/Mid Cap Value Service Class	462,384	(865,109)	(402,725)	239,201	(549,728)	(310,527)
TA T. Rowe Price Small Cap Service Class	218,629	(376,305)	(157,676)	150,921	(203,848)	(52,927)
TA WMC US Growth Service Class	349,017	(1,066,629)	(717,612)	359,234	(779,003)	(419,769)

26

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$27,941	$(209,582)	$(181,641)	$7,846	$(118,086)	$(110,240)
Access VP High Yield	4,652	(9,613)	(4,961)	221,490	(275,122)	(53,632)
Fidelity® VIP Index 500 Service Class 2	703,368	(2,224,173)	(1,520,805)	193,928	(574,535)	(380,607)
Franklin Allocation Class 4 Shares	48	(64,043)	(63,995)	-	(471,318)	(471,318)
ProFund VP Asia 30	463,888	(679,825)	(215,937)	824,736	(594,990)	229,746
ProFund VP Basic Materials	764,280	(843,341)	(79,061)	159,067	(118,211)	40,856
ProFund VP Bull	118,904	(190,111)	(71,207)	310,621	(255,376)	55,245
ProFund VP Consumer Services	72,193	(62,416)	9,777	20,767	(45,799)	(25,032)
ProFund VP Emerging Markets	606,510	(747,912)	(141,402)	1,511,502	(1,598,315)	(86,813)
ProFund VP Europe 30	706,440	(872,936)	(166,496)	1,307,090	(1,174,327)	132,763
ProFund VP Falling U.S. Dollar	548,261	(572,690)	(24,429)	1,467,452	(1,689,240)	(221,788)
ProFund VP Financials	143,909	(327,004)	(183,095)	131,901	(70,121)	61,780
ProFund VP Government Money Market	6,862,802	(3,736,004)	3,126,798	2,684,352	(4,562,450)	(1,878,098)
ProFund VP International	15,808	(23,927)	(8,119)	145,545	(158,925)	(13,380)
ProFund VP Japan	46,592	(157,175)	(110,583)	740,083	(644,621)	95,462
ProFund VP Mid-Cap	38,348	(164,357)	(126,009)	446,675	(500,261)	(53,586)
ProFund VP NASDAQ-100	575,852	(938,128)	(362,276)	518,171	(653,863)	(135,692)
ProFund VP Oil & Gas	1,018,322	(991,367)	26,955	1,039,171	(1,010,256)	28,915
ProFund VP Pharmaceuticals	131,342	(109,532)	21,810	20,257	(38,780)	(18,523)
ProFund VP Precious Metals	856,477	(964,571)	(108,094)	1,006,802	(1,024,420)	(17,618)
ProFund VP Short Emerging Markets	131,003	(129,098)	1,905	839,191	(838,520)	671
ProFund VP Short International	305,276	(306,321)	(1,045)	670,099	(667,455)	2,644
ProFund VP Short NASDAQ-100	824,928	(798,511)	26,417	1,585,605	(1,619,653)	(34,048)
ProFund VP Short Small-Cap	326,831	(324,755)	2,076	220,032	(254,561)	(34,529)
ProFund VP Small-Cap	206,458	(155,583)	50,875	444,915	(531,037)	(86,122)
ProFund VP Small-Cap Value	502,158	(522,333)	(20,175)	591,372	(377,660)	213,712
ProFund VP Telecommunications	16,102	(4,946)	11,156	-	(11,437)	(11,437)

27

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	$334,717	$(339,706)	$(4,989)	$754,204	$(811,368)	$(57,164)
ProFund VP UltraSmall-Cap	45,727	(130,893)	(85,166)	255,788	(210,411)	45,377
ProFund VP Utilities	461,483	(542,733)	(81,250)	92,764	(175,330)	(82,566)
TA Aegon High Yield Bond Service Class	278,556	(762,212)	(483,656)	510,038	(1,089,782)	(579,744)
TA Aegon Sustainable Equity Income Service Class	795,359	(1,401,897)	(606,538)	727,433	(1,378,238)	(650,805)
TA Aegon U.S. Government Securities Service Class	19,921,092	(21,255,302)	(1,334,210)	2,197,764	(11,501,277)	(9,303,513)
TA BlackRock Global Real Estate Securities Service Class	237,010	(730,135)	(493,125)	212,910	(515,255)	(302,345)
TA BlackRock Government Money Market Service Class	3,928,427	(3,608,653)	319,774	2,504,850	(3,150,283)	(645,433)
TA BlackRock iShares Edge 40 Service Class	22,473	(131,246)	(108,773)	34,574	(115,377)	(80,803)
TA BlackRock Tactical Allocation Service Class	409,867	(1,528,397)	(1,118,530)	216,941	(256,789)	(39,848)
TA International Growth Service Class	301,723	(537,068)	(235,345)	420,013	(628,528)	(208,515)
TA Janus Balanced Service Class	527,321	(504,272)	23,049	249,794	(284,975)	(35,181)
TA Janus Mid-Cap Growth Service Class	795,381	(968,960)	(173,579)	1,074,559	(1,579,956)	(505,397)
TA JPMorgan Asset Allocation-Conservative Service Class	1,135,200	(3,592,435)	(2,457,235)	417,310	(5,865,573)	(5,448,263)
TA JPMorgan Asset Allocation-Growth Service Class	3,754,450	(6,871,698)	(3,117,248)	2,496,876	(6,925,339)	(4,428,463)
TA JPMorgan Asset Allocation-Moderate Service Class	1,536,650	(11,345,415)	(9,808,765)	2,104,819	(11,376,276)	(9,271,457)
TA JPMorgan Asset Allocation-Moderate Growth Service Class	6,528,842	(28,676,958)	(22,148,116)	3,367,448	(22,917,452)	(19,550,004)
TA JPMorgan Core Bond Service Class	1,062,275	(968,148)	94,127	389,103	(439,046)	(49,943)
TA JPMorgan Enhanced Index Service Class	216,594	(547,070)	(330,476)	48,900	(719,484)	(670,584)
TA JPMorgan International Moderate Growth Service Class	532,180	(2,104,532)	(1,572,352)	305,531	(2,296,508)	(1,990,977)
TA JPMorgan Tactical Allocation Service Class	478,639	(574,797)	(96,158)	450,095	(856,390)	(406,295)
TA Legg Mason Dynamic Allocation-Balanced Service Class	44,225	(42,383)	1,842	15,150	(259,810)	(244,660)
TA Legg Mason Dynamic Allocation-Growth Service Class	83,301	(45,282)	38,019	1,581	(9,570)	(7,989)
TA Managed Risk-Balanced ETF Service Class	15,511	(188,548)	(173,037)	206,545	(97,735)	108,810
TA Managed Risk-Conservative ETF Service Class	35,904	(567,368)	(531,464)	171	(332,974)	(332,803)
TA Managed Risk-Growth ETF Service Class	93,959	(528,296)	(434,337)	49,875	(641,691)	(591,816)

28

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Market Participation Strategy Service Class	$177,753	$(86,867)	$90,886	$4,364	$(13,820)	$(9,456)
TA Morgan Stanley Capital Growth Service Class	1,271,206	(3,875,842)	(2,604,636)	5,045,079	(851,450)	4,193,629
TA Multi-Managed Balanced Service Class	3,330,608	(2,731,558)	599,050	1,339,311	(4,714,117)	(3,374,806)
TA PIMCO Tactical-Balanced Service Class	148,496	(156,918)	(8,422)	21,582	(97,975)	(76,393)
TA PIMCO Tactical-Conservative Service Class	349,781	(456,914)	(107,133)	327,546	(320,170)	7,376
TA PIMCO Tactical-Growth Service Class	357,926	(118,709)	239,217	7,281	(66,655)	(59,374)
TA PIMCO Total Return Service Class	1,297,212	(2,592,072)	(1,294,860)	1,638,983	(1,817,052)	(178,069)
TA QS Investors Active Asset Allocation-Conservative Service Class	256,210	(181,666)	74,544	2,074	(28,510)	(26,436)
TA QS Investors Active Asset Allocation-Moderate Service Class	293,363	(339,730)	(46,367)	261,152	(68,837)	192,315
TA QS Investors Active Asset Allocation-Moderate Growth Service Class	85,648	(207,671)	(122,023)	66,773	(138,328)	(71,555)
TA Small/Mid Cap Value Service Class	1,486,196	(2,800,677)	(1,314,481)	888,203	(2,032,949)	(1,144,746)
TA T. Rowe Price Small Cap Service Class	825,908	(1,220,821)	(394,913)	539,388	(718,139)	(178,751)
TA WMC US Growth Service Class	1,261,583	(3,936,102)	(2,674,519)	1,087,304	(2,351,452)	(1,264,148)

29

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2020	500,720	$2.37	to	$12.43	$ 1,167,129	2.20%	1.45%	to	2.70%	7.69%	to	6.38%
12/31/2019	587,292	2.20	to	11.69	1,273,502	2.33	1.45	to	2.70	16.51	to	15.10
12/31/2018	641,437	1.89	to	10.16	1,194,643	1.68	1.45	to	2.70	(7.76)	to	(8.88)
12/31/2017	714,562	2.05	to	11.15	1,446,397	1.81	1.45	to	2.70	13.97	to	12.98
12/31/2016	821,102	1.80	to	1.67	1,461,113	1.77	1.45	to	2.35	2.95	to	2.05
Access VP High Yield
12/31/2020	145,274	1.92	to	10.55	272,799	5.37	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	148,040	1.95	to	10.82	282,092	4.88	1.25	to	2.50	11.04	to	9.69
12/31/2018	171,543	1.75	to	9.86	295,335	2.44	1.25	to	2.50	(1.85)	to	(3.05)
12/31/2017	295,841	1.78	to	10.17	521,710	3.79	1.25	to	2.50	3.50	to	2.59
12/31/2016	294,605	1.72	to	1.59	501,246	3.06	1.25	to	2.15	7.66	to	6.71
Fidelity® VIP Index 500 Service Class 2
12/31/2020	2,358,197	3.61	to	15.97	8,457,444	1.55	1.25	to	2.50	16.49	to	15.07
12/31/2019	2,921,556	3.10	to	13.88	9,004,198	1.77	1.25	to	2.50	29.40	to	27.83
12/31/2018	3,060,235	2.40	to	10.85	7,286,441	1.53	1.25	to	2.50	(5.91)	to	(7.07)
12/31/2017	3,338,799	2.55	to	11.68	8,445,673	1.61	1.25	to	2.50	19.91	to	18.86
12/31/2016	3,292,274	2.12	to	1.89	6,948,214	1.41	1.25	to	2.15	10.21	to	9.24
Franklin Allocation Class 4 Shares
12/31/2020	556,693	2.47	to	12.02	1,369,446	1.34	1.40	to	2.65	10.21	to	8.87
12/31/2019	586,279	2.24	to	11.04	1,309,253	3.10	1.40	to	2.65	17.91	to	16.48
12/31/2018	817,436	1.90	to	9.48	1,549,711	2.83	1.40	to	2.65	(10.84)	to	(11.93)
12/31/2017	850,674	2.13	to	10.76	1,809,391	2.48	1.40	to	2.65	10.24	to	9.27
12/31/2016	910,185	1.94	to	1.80	1,756,861	3.67	1.40	to	2.30	11.37	to	10.39
ProFund VP Asia 30
12/31/2020	373,367	1.38	to	16.43	511,365	0.94	1.25	to	2.50	33.87	to	32.24
12/31/2019	616,347	1.03	to	12.42	630,148	0.20	1.25	to	2.50	24.75	to	23.22
12/31/2018	380,159	0.83	to	10.08	310,684	0.41	1.25	to	2.50	(19.61)	to	(20.59)
12/31/2017	681,563	1.03	to	12.70	694,995	-	1.25	to	2.50	31.24	to	30.09
12/31/2016	552,195	0.79	to	0.72	428,290	0.98	1.25	to	2.15	(0.60)	to	(1.47)
ProFund VP Basic Materials
12/31/2020	191,473	1.50	to	12.29	284,603	0.58	1.25	to	2.50	15.05	to	13.64
12/31/2019	279,484	1.31	to	10.82	361,818	0.34	1.25	to	2.50	16.27	to	14.85
12/31/2018	243,256	1.12	to	9.42	270,799	0.42	1.25	to	2.50	(18.68)	to	(19.68)
12/31/2017	348,627	1.38	to	11.73	477,771	0.40	1.25	to	2.50	21.44	to	20.38
12/31/2016	331,682	1.14	to	1.05	372,783	0.54	1.25	to	2.15	17.03	to	16.00
ProFund VP Bull
12/31/2020	230,439	2.14	to	14.97	485,037	0.10	1.25	to	2.50	14.60	to	13.20
12/31/2019	268,757	1.87	to	13.23	492,698	0.32	1.25	to	2.50	27.29	to	25.74
12/31/2018	245,778	1.47	to	10.52	353,365	-	1.25	to	2.50	(7.31)	to	(8.45)
12/31/2017	418,686	1.58	to	11.49	651,950	-	1.25	to	2.50	17.87	to	16.84
12/31/2016	510,803	1.34	to	1.24	677,573	-	1.25	to	2.15	8.31	to	7.36
ProFund VP Consumer Services
12/31/2020	101,065	3.57	to	17.02	350,129	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	99,500	2.82	to	13.60	272,733	-	1.25	to	2.50	23.10	to	21.60
12/31/2018	108,868	2.29	to	11.18	242,989	-	1.25	to	2.50	(0.63)	to	(1.85)
12/31/2017	197,359	2.31	to	11.39	448,031	-	1.25	to	2.50	16.91	to	15.88
12/31/2016	135,728	1.97	to	1.82	262,898	-	1.25	to	2.15	2.90	to	2.00

30

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP Emerging Markets
12/31/2020	934,089	$1.10	to	$15.70	$ 1,017,794	0.56%	1.25%	to	2.50%	25.16%	to	23.63%
12/31/2019	1,127,153	0.88	to	12.70	979,098	0.50	1.25	to	2.50	22.70	to	21.20
12/31/2018	1,268,513	0.71	to	10.48	900,403	0.23	1.25	to	2.50	(16.32)	to	(17.35)
12/31/2017	1,600,587	0.85	to	12.68	1,354,567	0.06	1.25	to	2.50	31.62	to	30.46
12/31/2016	1,184,224	0.65	to	0.60	759,795	0.22	1.25	to	2.15	9.64	to	8.68
ProFund VP Europe 30
12/31/2020	99,467	0.83	to	9.81	80,433	4.18	1.25	to	2.50	(10.35)	to	(11.45)
12/31/2019	294,186	0.93	to	11.08	270,133	2.65	1.25	to	2.50	16.33	to	14.91
12/31/2018	146,715	0.80	to	9.64	114,627	2.73	1.25	to	2.50	(15.19)	to	(16.24)
12/31/2017	253,372	0.94	to	11.51	233,725	2.57	1.25	to	2.50	18.24	to	17.20
12/31/2016	298,362	0.79	to	0.73	233,147	2.78	1.25	to	2.15	6.48	to	5.55
ProFund VP Falling U.S. Dollar
12/31/2020	16,027	0.63	to	9.45	9,956	0.19	1.25	to	2.50	3.51	to	2.25
12/31/2019	77,161	0.61	to	9.24	46,586	0.07	1.25	to	2.50	(3.54)	to	(4.72)
12/31/2018	434,726	0.63	to	9.70	272,662	-	1.25	to	2.50	(7.47)	to	(8.61)
12/31/2017	32,617	0.68	to	10.62	21,400	-	1.25	to	2.50	7.12	to	6.18
12/31/2016	16,520	0.63	to	0.58	10,273	-	1.25	to	2.15	(7.02)	to	(7.84)
ProFund VP Financials
12/31/2020	412,701	1.14	to	12.04	459,435	0.66	1.25	to	2.50	(2.98)	to	(4.17)
12/31/2019	588,727	1.18	to	12.57	678,227	0.50	1.25	to	2.50	28.66	to	27.09
12/31/2018	533,783	0.92	to	9.89	478,685	0.35	1.25	to	2.50	(11.54)	to	(12.63)
12/31/2017	643,575	1.04	to	11.32	653,816	0.37	1.25	to	2.50	16.73	to	15.71
12/31/2016	500,226	0.89	to	0.82	437,089	0.35	1.25	to	2.15	13.90	to	12.90
ProFund VP Government Money Market
12/31/2020	4,282,505	0.88	to	9.18	3,758,038	0.03	1.25	to	2.50	(1.19)	to	(2.40)
12/31/2019	757,275	0.89	to	9.40	665,533	0.86	1.25	to	2.50	(0.47)	to	(1.69)
12/31/2018	2,893,310	0.90	to	9.56	2,548,636	0.44	1.25	to	2.50	(0.83)	to	(2.04)
12/31/2017	1,458,991	0.90	to	9.76	1,299,994	0.02	1.25	to	2.50	(1.21)	to	(2.08)
12/31/2016	1,743,552	0.91	to	0.84	1,582,257	0.02	1.25	to	2.15	(1.22)	to	(2.08)
ProFund VP International
12/31/2020	496,478	0.86	to	11.43	420,935	0.51	1.25	to	2.50	3.60	to	2.34
12/31/2019	508,415	0.83	to	11.17	416,523	0.27	1.25	to	2.50	17.80	to	16.36
12/31/2018	521,591	0.70	to	9.60	362,951	-	1.25	to	2.50	(16.81)	to	(17.83)
12/31/2017	906,815	0.85	to	11.68	757,960	-	1.25	to	2.50	20.30	to	19.24
12/31/2016	848,398	0.70	to	0.65	590,938	-	1.25	to	2.15	(2.15)	to	(3.01)
ProFund VP Japan
12/31/2020	49,826	1.12	to	12.80	55,938	0.28	1.25	to	2.50	14.50	to	13.11
12/31/2019	162,942	0.98	to	11.32	159,858	0.07	1.25	to	2.50	18.52	to	17.07
12/31/2018	50,471	0.83	to	9.67	41,754	-	1.25	to	2.50	(12.73)	to	(13.80)
12/31/2017	163,992	0.95	to	11.22	155,564	-	1.25	to	2.50	16.99	to	15.97
12/31/2016	94,772	0.81	to	0.75	76,592	-	1.25	to	2.15	(0.82)	to	(1.70)
ProFund VP Mid-Cap
12/31/2020	235,386	2.01	to	12.00	463,982	0.98	1.25	to	2.50	9.39	to	8.06
12/31/2019	315,910	1.84	to	11.11	572,449	0.17	1.25	to	2.50	22.00	to	20.51
12/31/2018	353,354	1.50	to	9.22	523,610	-	1.25	to	2.50	(13.94)	to	(15.00)
12/31/2017	412,088	1.75	to	10.84	710,295	-	1.25	to	2.50	12.04	to	11.05
12/31/2016	624,600	1.56	to	1.44	961,034	-	1.25	to	2.15	16.73	to	15.71
ProFund VP NASDAQ-100
12/31/2020	214,146	4.99	to	22.73	1,050,215	-	1.25	to	2.50	43.77	to	42.02
12/31/2019	325,547	3.47	to	16.01	1,107,920	-	1.25	to	2.50	35.01	to	33.37
12/31/2018	370,621	2.57	to	12.00	935,395	-	1.25	to	2.50	(3.09)	to	(4.28)
12/31/2017	485,985	2.65	to	12.54	1,272,527	-	1.25	to	2.50	28.77	to	27.64
12/31/2016	329,204	2.06	to	1.89	670,414	-	1.25	to	2.15	3.96	to	3.05

31

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP Oil & Gas
12/31/2020	654,890	$0.48	to	$4.92	$ 314,242	2.48%	1.25%	to	2.50%	(35.27)%	to	(36.06	) %
12/31/2019	636,386	0.75	to	7.70	471,705	1.56	1.25	to	2.50	7.18	to	5.87
12/31/2018	609,375	0.70	to	7.27	420,002	1.64	1.25	to	2.50	(21.21)	to	(22.18)
12/31/2017	795,580	0.89	to	9.35	697,939	1.20	1.25	to	2.50	(4.37)	to	(5.21)
12/31/2016	663,039	0.93	to	0.85	608,453	1.33	1.25	to	2.15	22.65	to	21.58
ProFund VP Pharmaceuticals
12/31/2020	171,253	2.19	to	11.83	367,727	0.11	1.25	to	2.50	11.12	to	9.77
12/31/2019	156,301	1.97	to	10.78	301,683	0.83	1.25	to	2.50	12.63	to	11.26
12/31/2018	166,302	1.75	to	9.69	285,947	1.05	1.25	to	2.50	(7.36)	to	(8.50)
12/31/2017	189,802	1.89	to	10.59	352,170	0.95	1.25	to	2.50	9.00	to	8.04
12/31/2016	270,240	1.73	to	1.60	461,259	0.83	1.25	to	2.15	(4.92)	to	(5.75)
ProFund VP Precious Metals
12/31/2020	458,292	0.70	to	14.37	318,233	0.26	1.25	to	2.50	22.57	to	21.08
12/31/2019	446,209	0.57	to	11.87	252,786	0.04	1.25	to	2.50	44.18	to	42.42
12/31/2018	466,966	0.40	to	8.33	183,594	-	1.25	to	2.50	(14.54)	to	(15.59)
12/31/2017	785,758	0.47	to	9.87	361,416	-	1.25	to	2.50	3.98	to	3.07
12/31/2016	653,369	0.45	to	0.41	288,756	-	1.25	to	2.15	53.90	to	52.55
ProFund VP Short Emerging Markets
12/31/2020	200,442	0.15	to	4.07	29,187	0.69	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	202,628	0.22	to	6.12	43,833	0.39	1.25	to	2.50	(21.97)	to	(22.92)
12/31/2018	194,940	0.28	to	7.94	54,088	-	1.25	to	2.50	11.19	to	9.83
12/31/2017	755,166	0.25	to	7.23	190,506	-	1.25	to	2.50	(28.73)	to	(29.36)
12/31/2016	86,435	0.36	to	0.33	30,216	-	1.25	to	2.15	(17.27)	to	(18.00)
ProFund VP Short International
12/31/2020	70,417	0.26	to	5.80	17,751	0.37	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	69,471	0.32	to	7.16	21,382	0.33	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2018	63,006	0.39	to	8.89	23,776	-	1.25	to	2.50	14.04	to	12.64
12/31/2017	318,340	0.34	to	7.89	107,432	-	1.25	to	2.50	(21.61)	to	(22.30)
12/31/2016	50,238	0.43	to	0.40	21,403	-	1.25	to	2.15	(7.06)	to	(7.87)
ProFund VP Short NASDAQ-100
12/31/2020	407,969	0.06	to	2.75	22,356	0.09	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	397,871	0.10	to	4.93	38,608	0.05	1.25	to	2.50	(28.95)	to	(29.81)
12/31/2018	930,660	0.14	to	7.02	125,630	-	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	1,728,934	0.14	to	7.41	247,840	-	1.25	to	2.50	(26.17)	to	(26.82)
12/31/2016	154,491	0.20	to	0.18	29,848	-	1.25	to	2.15	(11.17)	to	(11.95)
ProFund VP Short Small-Cap
12/31/2020	210,999	0.10	to	4.73	20,921	0.34	1.25	to	2.50	(32.80)	to	(33.63)
12/31/2019	214,503	0.15	to	7.13	31,660	0.09	1.25	to	2.50	(21.76)	to	(22.72)
12/31/2018	431,750	0.19	to	9.22	80,676	-	1.25	to	2.50	9.02	to	7.69
12/31/2017	218,070	0.18	to	8.57	37,793	-	1.25	to	2.50	(15.26)	to	(16.00)
12/31/2016	77,608	0.21	to	0.19	15,780	-	1.25	to	2.15	(22.56)	to	(23.24)
ProFund VP Small-Cap
12/31/2020	240,904	1.90	to	12.55	450,301	0.06	1.25	to	2.50	15.61	to	14.20
12/31/2019	215,447	1.64	to	10.99	348,108	-	1.25	to	2.50	22.08	to	20.59
12/31/2018	268,959	1.34	to	9.11	355,702	-	1.25	to	2.50	(13.97)	to	(15.03)
12/31/2017	227,094	1.56	to	10.73	350,069	-	1.25	to	2.50	11.04	to	10.07
12/31/2016	319,819	1.41	to	1.29	443,193	-	1.25	to	2.15	18.21	to	17.17
ProFund VP Small-Cap Value
12/31/2020	286,785	1.78	to	10.29	501,049	0.02	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	302,754	1.78	to	10.44	530,800	-	1.25	to	2.50	21.05	to	19.57
12/31/2018	179,707	1.47	to	8.73	259,915	-	1.25	to	2.50	(15.28)	to	(16.32)
12/31/2017	195,558	1.73	to	10.43	335,935	0.01	1.25	to	2.50	8.36	to	7.41
12/31/2016	613,861	1.60	to	1.47	972,690	-	1.25	to	2.15	27.19	to	26.07

32

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
ProFund VP Telecommunications
12/31/2020	35,101	$1.07	to	$8.77	$ 37,138	0.94%	1.25%	to	2.50%	1.88%	to	0.63%
12/31/2019	22,293	1.05	to	8.71	22,975	2.96	1.25	to	2.50	13.35	to	11.97
12/31/2018	33,753	0.93	to	7.78	30,694	7.89	1.25	to	2.50	(16.16)	to	(17.19)
12/31/2017	214,363	1.11	to	9.40	233,498	3.79	1.25	to	2.50	(3.33)	to	(4.18)
12/31/2016	412,121	1.15	to	1.06	460,945	1.59	1.25	to	2.15	20.16	to	19.10
ProFund VP U.S. Government Plus
12/31/2020	80,047	2.27	to	13.34	179,238	0.04	1.25	to	2.50	19.20	to	17.75
12/31/2019	86,095	1.91	to	11.33	161,813	0.84	1.25	to	2.50	16.76	to	15.34
12/31/2018	113,345	1.63	to	9.82	182,750	0.94	1.25	to	2.50	(6.60)	to	(7.74)
12/31/2017	140,206	1.75	to	10.64	242,438	0.43	1.25	to	2.50	8.14	to	7.19
12/31/2016	219,238	1.62	to	1.49	350,399	-	1.25	to	2.15	(1.54)	to	(2.40)
ProFund VP UltraSmall-Cap
12/31/2020	97,225	2.09	to	13.60	200,789	0.12	1.25	to	2.50	14.95	to	13.55
12/31/2019	163,627	1.82	to	11.97	295,170	-	1.25	to	2.50	45.51	to	43.74
12/31/2018	134,449	1.25	to	8.33	166,576	-	1.25	to	2.50	(27.86)	to	(28.75)
12/31/2017	390,145	1.73	to	11.69	671,817	-	1.25	to	2.50	23.66	to	22.57
12/31/2016	253,348	1.40	to	1.29	350,132	-	1.25	to	2.15	37.87	to	36.66
ProFund VP Utilities
12/31/2020	271,080	1.84	to	12.36	490,320	1.65	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	320,509	1.90	to	12.98	601,179	1.47	1.25	to	2.50	21.36	to	19.88
12/31/2018	368,158	1.57	to	10.83	571,239	2.12	1.25	to	2.50	1.61	to	0.36
12/31/2017	484,500	1.54	to	10.79	741,631	2.45	1.25	to	2.50	9.28	to	8.32
12/31/2016	375,650	1.41	to	1.30	525,787	1.35	1.25	to	2.15	13.66	to	12.66
TA Aegon High Yield Bond Service Class
12/31/2020	866,828	2.26	to	11.21	1,912,066	6.07	1.25	to	2.50	3.39	to	2.12
12/31/2019	1,099,426	2.19	to	10.97	2,349,215	5.39	1.25	to	2.50	12.57	to	11.19
12/31/2018	1,380,618	1.94	to	9.87	2,623,224	5.83	1.25	to	2.50	(3.92)	to	(5.09)
12/31/2017	1,727,975	2.02	to	10.40	3,424,379	5.50	1.25	to	2.50	5.89	to	4.96
12/31/2016	2,040,431	1.91	to	1.70	3,826,962	5.43	1.25	to	2.15	13.59	to	12.59
TA Aegon U.S. Government Securities Service Class
12/31/2020	3,960,187	1.45	to	10.72	5,627,969	1.19	1.25	to	2.50	7.32	to	6.01
12/31/2019	4,694,593	1.35	to	10.11	6,205,579	1.53	1.25	to	2.50	5.04	to	3.75
12/31/2018	11,932,579	1.29	to	9.75	15,011,721	2.33	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2017	7,240,818	1.30	to	9.99	9,244,896	2.51	1.25	to	2.50	1.10	to	0.21
12/31/2016	20,564,105	1.29	to	1.15	25,994,227	0.44	1.25	to	2.15	(1.09)	to	(1.96)
TA Aegon Sustainable Equity Income Service Class
12/31/2020	3,059,503	2.35	to	10.42	7,028,245	2.77	1.25	to	2.50	(8.73)	to	(9.84)
12/31/2019	3,353,035	2.57	to	11.56	8,450,480	2.18	1.25	to	2.50	22.05	to	20.56
12/31/2018	3,629,704	2.11	to	9.59	7,514,968	1.90	1.25	to	2.50	(12.78)	to	(13.85)
12/31/2017	4,168,106	2.42	to	11.13	9,905,768	2.13	1.25	to	2.50	14.70	to	13.69
12/31/2016	4,850,475	2.11	to	1.88	10,066,597	1.86	1.25	to	2.15	13.18	to	12.18
TA BlackRock Global Real Estate Securities Service Class
12/31/2020	1,243,688	2.42	to	11.06	2,954,652	11.38	1.25	to	2.50	(1.74)	to	(2.94)
12/31/2019	1,468,402	2.47	to	11.40	3,551,750	0.59	1.25	to	2.50	23.34	to	21.84
12/31/2018	1,602,414	2.00	to	9.35	3,146,850	7.64	1.25	to	2.50	(11.44)	to	(12.53)
12/31/2017	2,069,632	2.26	to	10.69	4,591,272	3.25	1.25	to	2.50	9.65	to	8.68
12/31/2016	2,190,687	2.06	to	1.84	4,437,476	1.40	1.25	to	2.15	(0.82)	to	(1.69)
TA BlackRock Government Money Market Service Class
12/31/2020	4,665,627	0.96	to	9.32	4,404,296	0.23	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2019	4,328,151	0.97	to	9.53	4,135,113	1.71	1.25	to	2.50	0.46	to	(0.76)
12/31/2018	5,024,121	0.97	to	9.60	4,765,925	0.81	1.25	to	2.50	(0.41)	to	(1.63)
12/31/2017	4,989,337	0.97	to	9.76	4,762,191	0.01	1.25	to	2.50	(1.22)	to	(2.09)
12/31/2016	7,738,995	0.98	to	0.88	7,480,331	0.01	1.25	to	2.15	(1.23)	to	(2.09)

33

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock iShares Edge 40 Service Class
12/31/2020	295,538	$1.75	to	$11.87	$ 506,248	2.25%	1.25%	to	2.50%	8.10%	to	6.78%
12/31/2019	363,011	1.62	to	11.12	576,157	1.96	1.25	to	2.50	13.68	to	12.30
12/31/2018	415,146	1.42	to	9.90	580,671	1.58	1.25	to	2.50	(5.61)	to	(6.77)
12/31/2017	472,912	1.51	to	10.62	701,360	1.47	1.25	to	2.50	8.17	to	7.22
12/31/2016	574,639	1.39	to	1.24	787,847	1.19	1.25	to	2.15	0.73	to	(0.15)
TA BlackRock Tactical Allocation Service Class
12/31/2020	1,051,215	1.43	to	12.73	1,484,005	1.62	1.25	to	2.50	11.79	to	10.43
12/31/2019	1,920,133	1.28	to	11.53	2,431,775	2.23	1.25	to	2.50	15.61	to	14.20
12/31/2018	1,947,753	1.10	to	10.10	2,136,459	0.95	1.25	to	2.50	(5.60)	to	(6.76)
12/31/2017	2,491,523	1.17	to	10.83	2,899,470	1.47	1.25	to	2.50	10.31	to	9.34
12/31/2016	2,694,568	1.06	to	1.03	2,845,422	2.25	1.25	to	2.15	3.62	to	2.71
TA International Growth Service Class
12/31/2020	1,531,393	1.57	to	14.38	2,359,324	2.04	1.25	to	2.50	19.10	to	17.64
12/31/2019	1,754,564	1.31	to	12.22	2,270,646	1.27	1.25	to	2.50	25.83	to	24.30
12/31/2018	1,930,792	1.04	to	9.83	1,988,143	0.95	1.25	to	2.50	(18.97)	to	(19.96)
12/31/2017	2,423,439	1.29	to	12.28	3,084,499	1.19	1.25	to	2.50	25.42	to	24.32
12/31/2016	2,496,387	1.03	to	0.94	2,533,828	1.33	1.25	to	2.15	(1.36)	to	(2.23)
TA Janus Balanced Service Class
12/31/2020	876,615	1.93	to	14.55	1,672,231	1.51	1.25	to	2.50	12.90	to	11.53
12/31/2019	874,346	1.71	to	13.05	1,479,947	1.39	1.25	to	2.50	20.27	to	18.80
12/31/2018	893,638	1.42	to	10.98	1,259,176	1.30	1.25	to	2.50	(1.31)	to	(2.52)
12/31/2017	713,894	1.44	to	11.27	1,018,422	1.24	1.25	to	2.50	15.30	to	14.28
12/31/2016	813,771	1.25	to	1.17	1,010,619	1.01	1.25	to	2.15	2.84	to	1.93
TA Janus Mid-Cap Growth Service Class
12/31/2020	1,422,189	3.70	to	18.31	5,157,477	0.04	1.25	to	2.50	17.46	to	16.03
12/31/2019	1,496,316	3.15	to	15.78	4,626,016	-	1.25	to	2.50	34.65	to	33.00
12/31/2018	1,660,431	2.34	to	11.86	3,821,175	-	1.25	to	2.50	(2.68)	to	(3.87)
12/31/2017	2,182,709	2.40	to	12.34	5,168,407	-	1.25	to	2.50	27.15	to	26.04
12/31/2016	2,626,348	1.89	to	1.69	4,895,919	-	1.25	to	2.15	(3.51)	to	(4.35)
TA JPMorgan Asset Allocation-Conservative Service Class
12/31/2020	12,545,247	1.91	to	12.25	23,349,463	2.27	1.25	to	2.50	9.87	to	8.53
12/31/2019	13,993,854	1.74	to	11.29	23,750,952	2.29	1.25	to	2.50	12.15	to	10.78
12/31/2018	17,383,280	1.55	to	10.19	26,356,321	1.54	1.25	to	2.50	(5.47)	to	(6.63)
12/31/2017	21,154,415	1.64	to	10.91	33,983,700	1.84	1.25	to	2.50	11.18	to	10.20
12/31/2016	25,014,303	1.47	to	1.31	36,191,944	1.75	1.25	to	2.15	3.02	to	2.11
TA JPMorgan Asset Allocation-Growth Service Class
12/31/2020	14,904,961	2.76	to	15.50	40,167,885	1.49	1.25	to	2.50	22.82	to	21.33
12/31/2019	16,627,181	2.25	to	12.78	36,520,131	1.47	1.25	to	2.50	24.31	to	22.79
12/31/2018	18,860,098	1.81	to	10.41	33,358,951	1.61	1.25	to	2.50	(11.81)	to	(12.90)
12/31/2017	23,894,439	2.05	to	11.95	47,966,990	1.23	1.25	to	2.50	22.84	to	21.76
12/31/2016	25,306,815	1.67	to	1.49	41,421,471	1.89	1.25	to	2.15	4.52	to	3.60
TA JPMorgan Asset Allocation-Moderate Service Class
12/31/2020	30,693,828	2.17	to	12.86	64,978,923	1.97	1.25	to	2.50	10.89	to	9.54
12/31/2019	35,970,936	1.96	to	11.74	68,726,479	1.95	1.25	to	2.50	14.74	to	13.34
12/31/2018	41,192,568	1.71	to	10.36	68,661,261	1.50	1.25	to	2.50	(6.52)	to	(7.67)
12/31/2017	49,698,651	1.82	to	11.22	88,814,022	1.64	1.25	to	2.50	14.69	to	13.68
12/31/2016	56,985,183	1.59	to	1.42	88,936,047	1.94	1.25	to	2.15	3.96	to	3.05

34

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2020	71,825,110	$2.40	to	$13.62	$ 167,676,534	1.81%	1.25%	to	2.50%	13.25%	to	11.87%
12/31/2019	83,189,947	2.12	to	12.18	171,794,837	1.93	1.25	to	2.50	18.31	to	16.87
12/31/2018	93,446,518	1.79	to	10.42	163,352,079	1.64	1.25	to	2.50	(8.47)	to	(9.59)
12/31/2017	110,271,820	1.96	to	11.52	210,946,251	1.51	1.25	to	2.50	18.02	to	16.99
12/31/2016	123,349,322	1.66	to	1.48	200,277,877	1.77	1.25	to	2.15	4.94	to	4.02
TA JPMorgan Core Bond Service Class
12/31/2020	2,190,689	1.66	to	10.85	3,545,387	3.10	1.25	to	2.50	5.84	to	4.55
12/31/2019	2,137,653	1.57	to	10.38	3,288,015	2.25	1.25	to	2.50	6.92	to	5.61
12/31/2018	2,174,941	1.47	to	9.83	3,131,097	2.74	1.25	to	2.50	(1.33)	to	(2.54)
12/31/2017	2,730,015	1.49	to	10.09	3,986,885	2.50	1.25	to	2.50	2.15	to	1.25
12/31/2016	3,408,833	1.46	to	1.30	4,868,735	1.83	1.25	to	2.15	0.80	to	(0.08)
TA JPMorgan Enhanced Index Service Class
12/31/2020	1,246,517	3.50	to	15.85	4,303,977	1.23	1.25	to	2.50	18.38	to	16.94
12/31/2019	1,380,590	2.96	to	13.55	4,026,350	0.90	1.25	to	2.50	29.08	to	27.50
12/31/2018	1,641,034	2.29	to	10.63	3,710,594	0.86	1.25	to	2.50	(7.41)	to	(8.55)
12/31/2017	1,846,154	2.47	to	11.62	4,508,838	0.39	1.25	to	2.50	19.33	to	18.28
12/31/2016	2,069,936	2.07	to	1.85	4,247,399	0.18	1.25	to	2.15	9.75	to	8.79
TA JPMorgan International Moderate Growth Service Class
12/31/2020	7,380,804	1.42	to	12.94	10,317,666	2.50	1.25	to	2.50	13.13	to	11.75
12/31/2019	8,712,628	1.25	to	11.58	10,778,859	2.05	1.25	to	2.50	16.16	to	14.74
12/31/2018	10,463,264	1.08	to	10.09	11,149,334	2.11	1.25	to	2.50	(13.00)	to	(14.07)
12/31/2017	12,444,839	1.24	to	11.74	15,249,369	1.57	1.25	to	2.50	19.98	to	18.92
12/31/2016	14,366,165	1.03	to	0.94	14,690,218	1.79	1.25	to	2.15	(0.17)	to	(1.05)
TA JPMorgan Tactical Allocation Service Class
12/31/2020	2,455,965	1.55	to	11.88	3,719,444	2.05	1.25	to	2.50	10.72	to	9.37
12/31/2019	2,536,179	1.40	to	10.86	3,472,379	2.05	1.25	to	2.50	10.53	to	9.18
12/31/2018	2,845,196	1.26	to	9.95	3,526,385	1.84	1.25	to	2.50	(4.39)	to	(5.56)
12/31/2017	3,238,171	1.32	to	10.53	4,201,262	1.55	1.25	to	2.50	7.17	to	6.23
12/31/2016	3,464,941	1.23	to	1.10	4,200,480	1.10	1.25	to	2.15	2.91	to	2.00
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2020	131,412	1.30	to	11.10	167,370	1.68	1.25	to	2.50	(1.78)	to	(2.97)
12/31/2019	129,500	1.33	to	11.44	168,532	1.26	1.25	to	2.50	14.63	to	13.23
12/31/2018	331,044	1.16	to	10.11	379,563	1.29	1.25	to	2.50	(4.52)	to	(5.69)
12/31/2017	146,293	1.21	to	10.71	174,930	0.70	1.25	to	2.50	9.11	to	8.15
12/31/2016	355,602	1.11	to	1.06	392,455	1.05	1.25	to	2.15	(1.89)	to	(2.75)
TA Legg Mason Dynamic Allocation-Growth Service Class
12/31/2020	65,559	1.35	to	11.08	87,005	2.62	1.25	to	2.50	(3.37)	to	(4.55)
12/31/2019	33,985	1.40	to	11.60	47,260	1.44	1.25	to	2.50	15.39	to	13.98
12/31/2018	39,992	1.21	to	10.18	48,222	0.38	1.25	to	2.50	(5.91)	to	(7.07)
12/31/2017	13,957	1.29	to	10.96	17,761	1.00	1.25	to	2.50	11.81	to	10.83
12/31/2016	13,963	1.15	to	1.10	15,920	1.01	1.25	to	2.15	(2.21)	to	(3.07)
TA Managed Risk-Balanced ETF Service Class
12/31/2020	548,353	1.55	to	11.72	836,609	2.14	1.25	to	2.50	2.90	to	1.65
12/31/2019	668,948	1.51	to	11.53	991,879	2.12	1.25	to	2.50	14.22	to	12.83
12/31/2018	593,078	1.32	to	10.22	769,810	1.50	1.25	to	2.50	(5.73)	to	(6.89)
12/31/2017	908,375	1.40	to	10.97	1,254,124	1.79	1.25	to	2.50	12.04	to	11.06
12/31/2016	881,847	1.25	to	1.16	1,088,400	1.52	1.25	to	2.15	2.48	to	1.57
TA Managed Risk-Conservative ETF Service Class
12/31/2020	279,292	1.54	to	11.35	422,800	1.53	1.25	to	2.50	3.62	to	2.35
12/31/2019	629,625	1.49	to	11.09	928,085	1.95	1.25	to	2.50	10.81	to	9.45
12/31/2018	868,198	1.34	to	10.13	1,157,461	1.80	1.25	to	2.50	(4.79)	to	(5.96)
12/31/2017	755,741	1.41	to	10.77	1,058,076	1.61	1.25	to	2.50	9.66	to	8.70
12/31/2016	1,432,742	1.29	to	1.21	1,831,981	1.76	1.25	to	2.15	2.79	to	1.89

35

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Managed Risk-Growth ETF Service Class
12/31/2020	1,398,477	$1.63	to	$12.24	$ 2,249,066	2.08%	1.25%	to	2.50%	2.93%	to	1.67%
12/31/2019	1,691,822	1.59	to	12.04	2,645,897	1.67	1.25	to	2.50	17.94	to	16.50
12/31/2018	2,101,732	1.34	to	10.33	2,793,506	1.56	1.25	to	2.50	(8.31)	to	(9.44)
12/31/2017	2,307,910	1.47	to	11.41	3,349,066	1.59	1.25	to	2.50	17.01	to	15.99
12/31/2016	2,657,591	1.25	to	1.16	3,298,519	1.57	1.25	to	2.15	3.38	to	2.47
TA Market Participation Strategy Service Class
12/31/2020	176,857	1.72	to	13.88	300,390	1.29	1.25	to	2.50	18.84	to	17.39
12/31/2019	119,550	1.44	to	11.82	171,738	0.92	1.25	to	2.50	17.12	to	15.69
12/31/2018	126,603	1.23	to	10.22	155,460	0.33	1.25	to	2.50	(3.94)	to	(5.11)
12/31/2017	100,859	1.28	to	10.77	128,955	0.17	1.25	to	2.50	9.43	to	8.47
12/31/2016	375,297	1.17	to	1.13	439,177	0.16	1.25	to	2.15	2.88	to	1.97
TA Morgan Stanley Capital Growth Service Class
12/31/2020	2,072,931	8.12	to	35.96	16,424,503	-	1.25	to	2.50	114.61	to	112.00
12/31/2019	2,649,620	3.78	to	16.96	9,798,663	-	1.25	to	2.50	21.95	to	20.46
12/31/2018	1,442,446	3.10	to	14.08	4,375,580	-	1.25	to	2.50	5.11	to	3.82
12/31/2017	1,690,376	2.95	to	13.56	4,897,364	-	1.25	to	2.50	41.50	to	40.26
12/31/2016	1,631,488	2.09	to	1.86	3,342,580	-	1.25	to	2.15	(3.70)	to	(4.55)
TA Multi-Managed Balanced Service Class
12/31/2020	7,255,083	3.10	to	13.80	22,051,094	1.37	1.25	to	2.50	14.18	to	12.78
12/31/2019	7,081,225	2.72	to	12.23	18,865,680	1.39	1.25	to	2.50	20.00	to	18.53
12/31/2018	8,447,369	2.27	to	10.32	18,787,030	1.18	1.25	to	2.50	(5.10)	to	(6.26)
12/31/2017	9,950,969	2.39	to	11.01	23,341,818	0.75	1.25	to	2.50	12.42	to	11.43
12/31/2016	10,318,769	2.12	to	1.89	21,545,658	0.88	1.25	to	2.15	6.31	to	5.38
TA PIMCO Tactical-Balanced Service Class
12/31/2020	247,568	1.41	to	12.24	340,683	3.91	1.25	to	2.50	7.51	to	6.20
12/31/2019	252,678	1.31	to	11.52	326,386	0.15	1.25	to	2.50	18.20	to	16.76
12/31/2018	313,881	1.11	to	9.87	343,737	3.03	1.25	to	2.50	(8.09)	to	(9.22)
12/31/2017	441,674	1.21	to	10.87	527,714	0.31	1.25	to	2.50	10.66	to	9.69
12/31/2016	482,168	1.09	to	1.02	521,242	0.24	1.25	to	2.15	4.08	to	3.17
TA PIMCO Tactical-Conservative Service Class
12/31/2020	368,826	1.34	to	12.18	486,694	1.58	1.25	to	2.50	8.54	to	7.21
12/31/2019	467,517	1.24	to	11.37	567,748	0.09	1.25	to	2.50	16.11	to	14.70
12/31/2018	453,176	1.06	to	9.91	477,397	3.15	1.25	to	2.50	(6.32)	to	(7.47)
12/31/2017	343,031	1.14	to	10.71	385,456	0.98	1.25	to	2.50	9.04	to	8.08
12/31/2016	739,207	1.04	to	0.98	765,700	0.40	1.25	to	2.15	3.69	to	2.77
TA PIMCO Tactical-Growth Service Class
12/31/2020	376,662	1.39	to	12.63	512,934	3.27	1.25	to	2.50	7.74	to	6.43
12/31/2019	190,294	1.29	to	11.86	242,836	-	1.25	to	2.50	20.05	to	18.59
12/31/2018	240,709	1.08	to	10.00	255,722	2.97	1.25	to	2.50	(8.83)	to	(9.95)
12/31/2017	263,553	1.18	to	11.11	307,291	0.42	1.25	to	2.50	13.41	to	12.42
12/31/2016	294,458	1.04	to	0.98	303,705	-	1.25	to	2.15	3.58	to	2.67
TA PIMCO Total Return Service Class
12/31/2020	4,808,736	1.65	to	10.92	7,802,460	3.94	1.25	to	2.50	6.08	to	4.79
12/31/2019	5,625,560	1.56	to	10.42	8,642,888	2.25	1.25	to	2.50	6.88	to	5.58
12/31/2018	5,752,966	1.46	to	9.87	8,276,461	2.33	1.25	to	2.50	(2.25)	to	(3.45)
12/31/2017	7,194,695	1.49	to	10.22	10,587,588	-	1.25	to	2.50	3.36	to	2.45
12/31/2016	7,827,946	1.44	to	1.29	11,160,623	2.10	1.25	to	2.15	1.21	to	0.32
TA QS Investors Active Asset Allocation-Conservative Service Class
12/31/2020	714,364	1.37	to	11.57	966,134	2.05	1.25	to	2.50	5.34	to	4.05
12/31/2019	644,796	1.30	to	11.12	831,223	1.98	1.25	to	2.50	9.86	to	8.52
12/31/2018	665,900	1.19	to	10.25	782,653	1.37	1.25	to	2.50	(4.10)	to	(5.27)
12/31/2017	1,068,063	1.24	to	10.82	1,305,206	1.43	1.25	to	2.50	10.32	to	9.35
12/31/2016	3,308,561	1.12	to	1.07	3,688,627	1.24	1.25	to	2.15	1.38	to	0.49

36

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA QS Investors Active Asset Allocation-Moderate Service Class
12/31/2020	674,614	$1.32	to	$11.40	$ 881,323	1.97%	1.25%	to	2.50%	1.97%	to	0.73%
12/31/2019	720,840	1.30	to	11.31	924,013	1.85	1.25	to	2.50	9.76	to	8.42
12/31/2018	554,814	1.18	to	10.43	650,574	1.37	1.25	to	2.50	(5.36)	to	(6.52)
12/31/2017	668,394	1.25	to	11.16	829,118	1.52	1.25	to	2.50	14.03	to	13.02
12/31/2016	891,094	1.09	to	1.05	971,079	0.93	1.25	to	2.15	0.93	to	0.04
TA QS Investors Active Asset Allocation-Moderate Growth Service Class
12/31/2020	810,629	1.39	to	11.05	1,108,545	1.83	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	901,007	1.43	to	11.57	1,276,668	1.66	1.25	to	2.50	9.98	to	8.64
12/31/2018	951,959	1.30	to	10.65	1,228,504	1.47	1.25	to	2.50	(7.12)	to	(8.26)
12/31/2017	866,521	1.40	to	11.61	1,208,019	1.28	1.25	to	2.50	18.82	to	17.78
12/31/2016	1,033,172	1.18	to	1.13	1,213,784	0.96	1.25	to	2.15	0.71	to	(0.17)
TA Small/Mid Cap Value Service Class
12/31/2020	3,369,635	4.19	to	11.73	13,812,896	0.98	1.25	to	2.50	2.46	to	1.21
12/31/2019	3,772,360	4.09	to	11.59	15,105,626	0.74	1.25	to	2.50	23.40	to	21.89
12/31/2018	4,082,887	3.31	to	9.51	13,262,561	0.66	1.25	to	2.50	(12.73)	to	(13.81)
12/31/2017	5,157,230	3.79	to	11.03	19,221,567	0.95	1.25	to	2.50	13.84	to	12.84
12/31/2016	5,797,679	3.33	to	2.98	19,019,322	0.53	1.25	to	2.15	19.32	to	18.27
TA T. Rowe Price Small Cap Service Class
12/31/2020	971,311	4.73	to	16.38	4,498,025	-	1.25	to	2.50	21.78	to	20.30
12/31/2019	1,128,987	3.89	to	13.62	4,287,933	-	1.25	to	2.50	30.76	to	29.16
12/31/2018	1,181,914	2.97	to	10.54	3,438,614	-	1.25	to	2.50	(8.43)	to	(9.56)
12/31/2017	1,528,231	3.25	to	11.66	4,872,868	-	1.25	to	2.50	20.52	to	19.46
12/31/2016	1,603,560	2.69	to	2.40	4,246,857	-	1.25	to	2.15	9.64	to	8.67
TA WMC US Growth Service Class
12/31/2020	4,518,623	4.74	to	21.94	20,786,549	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	5,236,235	3.50	to	16.43	17,860,072	-	1.25	to	2.50	37.95	to	36.27
12/31/2018	5,656,004	2.54	to	12.05	14,010,017	0.27	1.25	to	2.50	(1.27)	to	(2.49)
12/31/2017	6,508,436	2.57	to	12.36	16,355,511	0.21	1.25	to	2.50	27.28	to	26.16
12/31/2016	7,117,806	2.02	to	1.80	14,083,150	0.17	1.25	to	2.15	1.28	to	0.39

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

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Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

38

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

39